UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

Anchor Series Trust

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311

(Address of principal executive offices)             (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300,

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1.	Reports to Stockholders

ANCHOR SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2019

Dear Anchor Series Trust Investor:

We are pleased to present our semiannual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended June 30, 2019. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

1

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

ANCHOR SERIES TRUST

EXPENSE EXAMPLE June 30, 2019

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at January 1, 2019 and held until June 30, 2019. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2019” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2019” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2019” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2019” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2019” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

ANCHOR SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2019

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2019	Ending Account Value Using Actual Return at June 30, 2019	Expenses Paid During the Six Months Ended June 30, 2019*	Beginning Account Value at January 1, 2019	Ending Account Value Using a Hypothetical 5% Annual Return at June 30, 2019	Expenses Paid During the Six Months Ended June 30, 2019*	Annualized Expense Ratio*
SA BlackRock Multi-Asset Income#
Class 1	$1,000.00	$1,099.66	$3.02	$1,000.00	$1,021.92	$2.91	0.58%
Class 3	$1,000.00	$1,098.98	$4.32	$1,000.00	$1,020.68	$4.16	0.83%
SA PGI Asset Allocation
Class 1	$1,000.00	$1,127.08	$4.06	$1,000.00	$1,020.98	$3.86	0.77%
Class 2	$1,000.00	$1,125.60	$4.85	$1,000.00	$1,020.23	$4.61	0.92%
Class 3	$1,000.00	$1,125.00	$5.37	$1,000.00	$1,019.74	$5.11	1.02%
SA Wellington Capital Appreciation
Class 1	$1,000.00	$1,300.74	$4.22	$1,000.00	$1,021.12	$3.71	0.74%
Class 2	$1,000.00	$1,299.69	$5.07	$1,000.00	$1,020.38	$4.46	0.89%
Class 3	$1,000.00	$1,299.08	$5.64	$1,000.00	$1,019.89	$4.96	0.99%
SA Wellington Government and Quality Bond
Class 1	$1,000.00	$1,053.67	$2.90	$1,000.00	$1,021.97	$2.86	0.57%
Class 2	$1,000.00	$1,052.85	$3.66	$1,000.00	$1,021.22	$3.61	0.72%
Class 3	$1,000.00	$1,052.45	$4.17	$1,000.00	$1,020.73	$4.11	0.82%
SA Wellington Strategic Multi-Asset#
Class 1	$1,000.00	$1,140.25	$4.56	$1,000.00	$1,020.53	$4.31	0.86%
Class 3	$1,000.00	$1,140.85	$5.89	$1,000.00	$1,019.29	$5.56	1.11%

*

Expenses are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days in the period then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2019” and “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2019” and the “Annualized Expense Ratio” would have been lower.

4

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO PROFILE — June 30, 2019 (unaudited)

Industry Allocation*

Exchange-Traded Funds	92.2%

*	Calculated as a percentage of net assets

5

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS — 92.2%
Global X MLP ETF	264,315	$2,331,258
iShares 0-5 Year High Yield Corporate Bond ETF	124,487	5,813,543
iShares 1-3 Year Credit Bond ETF	141,408	7,556,844
iShares 10+ Year Credit Bond ETF	67,788	4,321,485
iShares CMBS ETF	34,730	1,837,564
iShares Core Dividend Growth ETF	23,994	916,571
iShares Core High Dividend ETF	11,617	1,097,806
iShares Emerging Markets Dividend ETF	30,272	1,234,795
iShares Floating Rate Bond ETF	54,318	2,766,416
iShares iBoxx $ High Yield Corporate Bond ETF	189,199	16,494,369
iShares International Developed Real Estate ETF	30,533	910,189
iShares International Select Dividend ETF	70,334	2,160,660
iShares MSCI Eurozone ETF	101,345	4,008,701
iShares U.S. Real Estate ETF	10,134	884,800
iShares U.S. Preferred Stock ETF	132,417	4,879,566

TOTAL INVESTMENTS (cost $56,406,963)(1)	92.2%	57,214,567
Other assets less liabilities	7.8	4,845,612

NET ASSETS	100.0%	$62,060,179

(1)	See Note 6 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

6	Short	British Pound Sterling Currency Future	September 2019	$480,411	$478,087	$2,324

18	Long	U.S. Treasury 10 Year Notes	September 2019	2,257,535	2,303,437	45,902

5	Long	U.S. Treasury 10 Year Ultra Notes	September 2019	670,527	690,625	20,098

						$68,324

						Unrealized (Depreciation)

34	Short	Euro Currency Futures	September 2019	4,818,680	4,864,762	$(46,082)

18	Short	Euro Stoxx 50 Index	September 2019	688,512	709,414	(20,902)

2	Short	U.S. Long Bond	September 2019	299,359	311,187	(11,828)

						$(78,812)

		Net Unrealized Appreciation (Depreciation)				$(10,488)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

6

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Exchange-Traded Funds	$57,214,567	$—		$—	$57,214,567

Other Financial Instruments:+

Futures Contracts	$68,324	$—		$—	$68,324

LIABILITIES:
Other Financial Instruments:+

Futures Contracts	$57,910	$20,902	**	$—	$78,812

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity futures contracts that have been fair valued in accordance with pricing procedures approved by the Board (See Note 2).
+	Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

7

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO PROFILE — June 30, 2019 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	5.6%
Exchange-Traded Funds	4.3
Diversified Financial Services	4.3
Diversified Banking Institutions	3.8
Real Estate Investment Trusts	3.7
Electric-Integrated	3.6
Medical-Drugs	3.0
Federal Home Loan Mtg. Corp.	2.9
Banks-Super Regional	2.6
Banks-Commercial	2.0
Pipelines	1.9
Oil Companies-Integrated	1.7
Medical Instruments	1.6
Finance-Credit Card	1.5
Government National Mtg. Assoc.	1.5
Computers	1.5
Medical Products	1.4
Repurchase Agreements	1.4
Oil Companies-Exploration & Production	1.4
Airlines	1.4
Insurance-Property/Casualty	1.3
Cellular Telecom	1.3
Non-Hazardous Waste Disposal	1.2
Enterprise Software/Service	1.1
E-Commerce/Products	1.1
Insurance-Multi-line	1.1
Applications Software	1.1
Toys	1.1
Medical-Biomedical/Gene	1.1
Chemicals-Specialty	1.0
Beverages-Non-alcoholic	0.9
Telecom Services	0.9
Brewery	0.9
Oil Refining & Marketing	0.9
Medical-Hospitals	0.8
Finance-Other Services	0.8
Electronic Components-Semiconductors	0.8
Rental Auto/Equipment	0.8
Chemicals-Diversified	0.8
Auto/Truck Parts & Equipment-Original	0.7
Aerospace/Defense	0.7
Semiconductor Equipment	0.7
Distribution/Wholesale	0.7
Retail-Apparel/Shoe	0.7
Soap & Cleaning Preparation	0.6
United States Treasury Notes	0.6
Insurance-Reinsurance	0.6
Semiconductor Components-Integrated Circuits	0.6
Web Portals/ISP	0.6
Diversified Manufacturing Operations	0.5
Auto-Heavy Duty Trucks	0.5
Multimedia	0.5
Electric-Distribution	0.5
Commercial Services-Finance	0.5
Auto-Cars/Light Trucks	0.5
Machinery-General Industrial	0.5
Networking Products	0.5
Data Processing/Management	0.5
Containers-Paper/Plastic	0.5
Electronic Forms	0.5
Diagnostic Equipment	0.5
Gas-Distribution	0.5
Oil & Gas Drilling	0.5
Steel-Specialty	0.5

Cable/Satellite TV	0.4%
Real Estate Management/Services	0.4
Banks-Fiduciary	0.4
Retail-Restaurants	0.4
Physical Therapy/Rehabilitation Centers	0.4
Internet Content-Entertainment	0.4
Food-Misc./Diversified	0.4
Disposable Medical Products	0.4
Rubber-Tires	0.4
SupraNational Banks	0.4
Food-Meat Products	0.4
Electric-Transmission	0.4
United States Treasury Bonds	0.3
Finance-Investment Banker/Broker	0.3
Private Equity	0.3
Machinery-Farming	0.3
Textile-Apparel	0.3
Building & Construction Products-Misc.	0.3
Medical-HMO	0.3
Hotels/Motels	0.3
Television	0.3
Office Automation & Equipment	0.3
Pharmacy Services	0.3
Storage/Warehousing	0.3
Investment Management/Advisor Services	0.3
Machinery-Construction & Mining	0.3
Food-Dairy Products	0.3
Vitamins & Nutrition Products	0.3
Computer Software	0.3
Retail-Discount	0.3
Savings & Loans/Thrifts	0.3
Telephone-Integrated	0.3
Agricultural Chemicals	0.3
Oil-Field Services	0.3
Apparel Manufacturers	0.2
Beverages-Wine/Spirits	0.2
Electric Products-Misc.	0.2
Machine Tools & Related Products	0.2
Tools-Hand Held	0.2
Electronic Parts Distribution	0.2
Transport-Services	0.2
Batteries/Battery Systems	0.2
Transport-Rail	0.2
Office Supplies & Forms	0.2
Computer Services	0.2
Industrial Gases	0.2
Security Services	0.2
Telecom Equipment-Fiber Optics	0.2
Web Hosting/Design	0.2
Electric-Generation	0.1
Casino Hotels	0.1
Home Decoration Products	0.1
Human Resources	0.1
Auction Houses/Art Dealers	0.1
Instruments-Controls	0.1
Cosmetics & Toiletries	0.1
Transport-Marine	0.1
Aerospace/Defense-Equipment	0.1
Investment Companies	0.1
Independent Power Producers	0.1
Satellite Telecom	0.1

99.7%

*	Calculated as a percentage of net assets

8

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 55.4%
Aerospace/Defense — 0.5%
Boeing Co.	951	$346,173
MSA Safety, Inc.	492	51,852
Northrop Grumman Corp.	1,755	567,058

		965,083

Agricultural Biotech — 0.0%
Corteva, Inc.†	926	27,382

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. ADR	77,000	169,400

Airlines — 1.0%
Alaska Air Group, Inc.	6,868	438,934
Copa Holdings SA, Class A	3,200	312,224
Delta Air Lines, Inc.	15,947	904,992
Hawaiian Holdings, Inc.	1,321	36,235

		1,692,385

Apparel Manufacturers — 0.1%
VF Corp.	2,408	210,339

Applications Software — 1.1%
Microsoft Corp.	14,314	1,917,503

Auction Houses/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.	7,000	232,540

Auto-Cars/Light Trucks — 0.2%
Nissan Motor Co., Ltd. ADR	28,000	400,120

Auto-Heavy Duty Trucks — 0.5%
NFI Group, Inc.	3,531	99,495
PACCAR, Inc.	5,445	390,189
Volvo AB ADR	30,000	473,100

		962,784

Auto/Truck Parts & Equipment-Original — 0.6%
Autoliv, Inc.	6,243	440,194
Linamar Corp.	1,842	68,754
Magna International, Inc.	12,251	608,875

		1,117,823

Banks-Commercial — 1.6%
Banco Bilbao Vizcaya Argentaria SA ADR	85,000	472,600
Bank OZK	7,669	230,760
BOK Financial Corp.	425	32,079
Cathay General Bancorp	1,034	37,131
Cullen/Frost Bankers, Inc.	5,359	501,924
East West Bancorp, Inc.	6,080	284,362
First Republic Bank	265	25,877
Hope Bancorp, Inc.	2,639	36,365
ING Groep NV ADR	40,000	462,800
Nordea Bank Abp ADR	70,000	506,100
PacWest Bancorp	2,573	99,910
Washington Trust Bancorp, Inc.	813	42,422

		2,732,330

Banks-Super Regional — 1.1%
PNC Financial Services Group, Inc.	8,393	1,152,191
SunTrust Banks, Inc.	5,238	329,208
US Bancorp	9,574	501,678

		1,983,077

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	8,803	340,148

Security Description	Shares	Value (Note 2)
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	5,271	$268,399
Keurig Dr. Pepper, Inc.	12,046	348,129
PepsiCo, Inc.	6,620	868,081

		1,484,609

Beverages-Wine/Spirits — 0.2%
Diageo PLC ADR	2,550	439,416

Brewery — 0.4%
Ambev SA ADR	148,000	691,160

Building & Construction Products-Misc. — 0.3%
James Hardie Industries PLC ADR	41,000	541,610

Building-Mobile Home/Manufactured Housing — 0.0%
LCI Industries	554	49,860

Cellular Telecom — 0.5%
T-Mobile US, Inc.†	8,929	661,996
Telstra Corp., Ltd. ADR	17,000	228,514

		890,510

Chemicals-Diversified — 0.5%
Croda International PLC ADR	2,833	94,537
DuPont de Nemours, Inc.	3,377	253,512
FMC Corp.	2,726	226,122
Huntsman Corp.	1,937	39,592
PPG Industries, Inc.	1,565	182,651

		796,414

Chemicals-Specialty — 1.0%
Albemarle Corp.	5,120	360,499
Givaudan SA ADR	10,000	563,000
H.B. Fuller Co.	16,716	775,623

		1,699,122

Coatings/Paint — 0.0%
RPM International, Inc.	540	32,999

Commercial Services-Finance — 0.5%
Experian PLC ADR	11,000	334,290
PayPal Holdings, Inc.†	5,050	578,023

		912,313

Computer Services — 0.2%
Accenture PLC, Class A	1,086	200,660
Amdocs, Ltd.	385	23,905
Leidos Holdings, Inc.	876	69,949

		294,514

Computers — 1.2%
Apple, Inc.	10,275	2,033,628

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	432	41,178

Cosmetics & Toiletries — 0.1%
Unilever NV	3,500	212,520

Data Processing/Management — 0.5%
Broadridge Financial Solutions, Inc.	113	14,428
Fair Isaac Corp.†	1,808	567,748
Fidelity National Information Services, Inc.	2,242	275,049

		857,225

Diagnostic Equipment — 0.5%
Thermo Fisher Scientific, Inc.	2,795	820,836

9

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Disposable Medical Products — 0.4%
CONMED Corp.	352	$30,121
STERIS PLC	591	87,988
Teleflex, Inc.	1,660	549,709

		667,818

Distribution/Wholesale — 0.7%
IAA, Inc.†	19,195	744,382
KAR Auction Services, Inc.	19,195	479,875

		1,224,257

Diversified Banking Institutions — 1.5%
Bank of Nova Scotia	6,944	377,406
BNP Paribas SA ADR	12,000	284,160
JPMorgan Chase & Co.	18,225	2,037,555

		2,699,121

Diversified Manufacturing Operations — 0.5%
3M Co.	1,121	194,314
Parker-Hannifin Corp.	1,916	325,739
Siemens AG ADR	7,500	447,450

		967,503

Diversified Minerals — 0.0%
Livent Corp.†	2,549	17,639

E-Commerce/Products — 0.8%
Alibaba Group Holding, Ltd. ADR†	1,686	285,692
Amazon.com, Inc.†	625	1,183,519

		1,469,211

E-Commerce/Services — 0.0%
Rightmove PLC	10,905	74,098

Electric Products-Misc. — 0.2%
Littelfuse, Inc.	2,443	432,191

Electric-Distribution — 0.2%
Sempra Energy	2,816	387,031

Electric-Integrated — 2.2%
ALLETE, Inc.	653	54,336
Alliant Energy Corp.	4,586	225,081
CLP Holdings, Ltd. ADR	36,000	394,560
Evergy, Inc.	1,037	62,376
Eversource Energy	9,209	697,674
Fortis, Inc.	518	20,445
NextEra Energy, Inc.	6,919	1,417,426
PNM Resources, Inc.	367	18,684
Portland General Electric Co.	270	14,626
WEC Energy Group, Inc.	7,790	649,452
Xcel Energy, Inc.	5,396	321,008

		3,875,668

Electronic Components-Misc. — 0.0%
Garmin, Ltd.	194	15,481

Electronic Components-Semiconductors — 0.8%
Microchip Technology, Inc.	16,120	1,397,604

Electronic Forms — 0.5%
Adobe, Inc.†	2,793	822,957

Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc.†	5,248	374,025

Security Description	Shares	Value (Note 2)
Enterprise Software/Service — 0.7%
Black Knight, Inc.†	10,106	$607,876
SAP SE ADR	5,189	709,855

		1,317,731

Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	255	12,969

Finance-Credit Card — 1.5%
Discover Financial Services	20,238	1,570,266
Visa, Inc., Class A	6,301	1,093,539

		2,663,805

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	8,264	332,130

Finance-Other Services — 0.7%
BGC Partners, Inc., Class A	13,882	72,603
Deutsche Boerse AG ADR	29,000	408,320
Hong Kong Exchanges & Clearing, Ltd. ADR	19,000	669,180

		1,150,103

Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	1,551	65,266

Food-Dairy Products — 0.3%
Danone SA ADR	30,000	507,900

Food-Meat Products — 0.4%
Hormel Foods Corp.	7,584	307,455
Tyson Foods, Inc., Class A	3,929	317,228

		624,683

Food-Misc./Diversified — 0.2%
B&G Foods, Inc.	1,604	33,363
Ingredion, Inc.	696	57,413
Orkla ASA ADR	38,000	335,540

		426,316

Gas-Distribution — 0.3%
Rubis SCA ADR	45,000	490,950

Golf — 0.0%
Acushnet Holdings Corp.	2,450	64,337

Human Resources — 0.1%
Adecco Group AG ADR	8,000	239,600

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	1,244	281,604

Instruments-Controls — 0.1%
Honeywell International, Inc.	1,299	226,792

Insurance-Multi-line — 1.0%
Allianz SE ADR	22,000	529,760
Allstate Corp.	3,550	361,000
Chubb, Ltd.	5,743	845,886

		1,736,646

Insurance-Property/Casualty — 1.3%
Beazley PLC	4,342	30,480
Fidelity National Financial, Inc.	43,155	1,739,147
James River Group Holdings, Ltd.	1,587	74,430
Markel Corp.†	340	370,464

		2,214,521

10

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance — 0.6%
Swiss Re AG ADR	41,051	$1,039,822

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	3,567	688,431

Investment Companies — 0.1%
Oaktree Capital Group LLC	2,655	131,529

Investment Management/Advisor Services — 0.3%
BlackRock, Inc.	1,091	512,006

Machine Tools & Related Products — 0.2%
Lincoln Electric Holdings, Inc.	5,089	418,927

Machinery-Construction & Mining — 0.3%
Komatsu, Ltd. ADR	21,000	509,250

Machinery-Farming — 0.2%
Deere & Co.	1,825	302,421

Machinery-General Industrial — 0.5%
Albany International Corp., Class A	338	28,024
Crane Co.	561	46,810
IDEX Corp.	89	15,320
Kone OYJ ADR	19,000	557,840
Nordson Corp.	1,703	240,651

		888,645

Medical Instruments — 1.3%
Edwards Lifesciences Corp.†	4,897	904,672
Medtronic PLC	14,074	1,370,667

		2,275,339

Medical Products — 1.3%
Abbott Laboratories	5,860	492,826
Becton Dickinson and Co.	1,511	380,787
Coloplast A/S ADR	35,000	394,450
Sonova Holding AG ADR	12,000	543,840
Varian Medical Systems, Inc.†	3,454	470,193

		2,282,096

Medical-Biomedical/Gene — 0.2%
CSL, Ltd. ADR	5,000	378,900

Medical-Drugs — 2.9%
Merck & Co., Inc.	18,136	1,520,704
Novartis AG ADR	9,682	884,063
Novo Nordisk A/S ADR	7,500	382,800
Pfizer, Inc.	26,571	1,151,056
Roche Holding AG ADR	33,675	1,181,992

		5,120,615

Medical-HMO — 0.3%
UnitedHealth Group, Inc.	2,214	540,238

Medical-Hospitals — 0.5%
HCA Healthcare, Inc.	3,140	424,434
Universal Health Services, Inc., Class B	3,707	483,356

		907,790

Multimedia — 0.5%
Walt Disney Co.	6,810	950,948

Networking Products — 0.5%
Cisco Systems, Inc.	16,002	875,789

Non-Hazardous Waste Disposal — 0.6%
Waste Connections, Inc.	11,582	1,107,008

Security Description	Shares	Value (Note 2)
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	2,589	$299,496

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	3,622	183,346

Oil Companies-Exploration & Production — 1.0%
Cimarex Energy Co.	8,274	490,896
EOG Resources, Inc.	7,362	685,844
Occidental Petroleum Corp.	1,256	63,152
Vermilion Energy, Inc.(NYSE)	2,849	61,895
Vermilion Energy, Inc.(TSX)	18,000	391,140

		1,692,927

Oil Companies-Integrated — 1.4%
Chevron Corp.	2,754	342,708
Exxon Mobil Corp.	1,982	151,880
Royal Dutch Shell PLC, Class B ADR	28,855	1,896,928

		2,391,516

Oil Refining & Marketing — 0.7%
Delek US Holdings, Inc.	1,636	66,291
HollyFrontier Corp.	3,515	162,674
Marathon Petroleum Corp.	8,069	450,896
Valero Energy Corp.	5,795	496,110

		1,175,971

Oil-Field Services — 0.2%
Core Laboratories NV	5,300	277,084

Pipelines — 0.3%
EnLink Midstream LLC	5,387	54,355
Enterprise Products Partners LP	16,535	477,365
Targa Resources Corp.	1,379	54,140

		585,860

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	205	26,732

Private Equity — 0.3%
KKR & Co, Inc. Class A	22,981	580,730

Real Estate Investment Trusts — 2.1%
Agree Realty Corp.	455	29,143
Alexandria Real Estate Equities, Inc.	9,477	1,337,110
American Tower Corp.	3,056	624,799
CyrusOne, Inc.	8,648	499,163
Digital Realty Trust, Inc.	3,626	427,106
EastGroup Properties, Inc.	203	23,544
EPR Properties	924	68,921
Four Corners Property Trust, Inc.	987	26,975
Granite Real Estate Investment Trust	553	25,459
Medical Properties Trust, Inc.	3,675	64,092
National Health Investors, Inc.	422	32,929
National Retail Properties, Inc.	702	37,213
Omega Healthcare Investors, Inc.	759	27,893
Simon Property Group, Inc.	2,043	326,390
STORE Capital Corp.	2,923	97,014

		3,647,751

Real Estate Management/Services — 0.4%
Daito Trust Construction Co., Ltd. ADR	22,000	694,320
Newmark Group, Inc., Class A	6,738	60,507

		754,827

Rental Auto/Equipment — 0.6%
Aaron’s, Inc.	17,913	1,100,037

11

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe — 0.7%
Lululemon Athletica, Inc.†	6,536	$1,177,853

Retail-Discount — 0.3%
Costco Wholesale Corp.	1,775	469,062

Retail-Restaurants — 0.4%
Chipotle Mexican Grill, Inc.†	500	366,440
Starbucks Corp.	4,481	375,642

		742,082

Rubber-Tires — 0.4%
Bridgestone Corp. ADR	34,000	666,060

Satellite Telecom — 0.1%
Inmarsat PLC ADR	15,000	101,250

Savings & Loans/Thrifts — 0.3%
Washington Federal, Inc.	13,028	455,068

Security Services — 0.2%
Secom Co., Ltd. ADR	13,000	278,980

Semiconductor Components-Integrated Circuits — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	25,847	1,012,427

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	6,881	309,026
Kulicke & Soffa Industries, Inc.	2,723	61,404
MKS Instruments, Inc.	1,176	91,598
Teradyne, Inc.	5,145	246,497
Tokyo Electron, Ltd. ADR	15,000	527,250

		1,235,775

Soap & Cleaning Preparation — 0.6%
Church & Dwight Co., Inc.	9,798	715,842
Reckitt Benckiser Group PLC ADR	26,800	425,584

		1,141,426

SupraNational Banks — 0.4%
Banco Latinoamericano de Comercio Exterior SA, Class E	30,104	627,066

Telecom Services — 0.6%
BCE, Inc.	23,309	1,060,093

Telephone-Integrated — 0.3%
Verizon Communications, Inc.	7,869	449,556

Television — 0.3%
Nexstar Media Group, Inc., Class A	5,296	534,896

Textile-Apparel — 0.3%
LVMH Moet Hennessy Louis Vuitton SE ADR	6,500	553,215

Tools-Hand Held — 0.2%
Snap-on, Inc.	2,319	384,119

Toys — 1.1%
Hasbro, Inc.	18,072	1,909,849

Transport-Marine — 0.1%
Kirby Corp.†	2,675	211,325

Transport-Rail — 0.2%
Union Pacific Corp.	1,883	318,434

Transport-Services — 0.2%
Expeditors International of Washington, Inc.	4,829	366,328

Security Description	Shares/ Principal Amount	Value (Note 2)
Web Portals/ISP — 0.6%
Alphabet, Inc., Class A†	910	$985,348

Total Common Stocks (cost $81,384,466)		97,655,028

EXCHANGE-TRADED FUNDS — 4.3%
Invesco QQQ Trust, Series 1 ETF	20,000	3,734,800
Vanguard Global ex-U.S. Real Estate ETF	65,500	3,864,500

Total Exchange-Traded Funds (cost $7,009,902)		7,599,300

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Super Regional — 0.3%
PNC Financial Services Group, Inc. 6.75% due 08/01/2021(1)	$250,000	265,312
Wells Fargo & Co. FRS 6.18% (3 ML+3.77%) due 09/15/2019(1)	250,000	252,063

Total Preferred Securities/Capital Securities (cost $482,450)		517,375

ASSET BACKED SECURITIES — 4.3%
Diversified Financial Services — 4.3%
ACE Securities Corp. Mtg. Loan Trust VRS Series 2007-D1, Class A4 6.93% due 02/25/2038*(2)	83,503	81,551
Ally Master Owner Trust Series 2018-1, Class A2 2.70% due 01/17/2023	250,000	251,601
Americredit Automobile Receivables Trust Series 2018-3, Class A2A 3.11% due 01/18/2022	202,452	203,047
Capital Auto Receivables Asset Trust Series 2018-1, Class A2A 2.54% due 10/20/2020*	31,487	31,490
Citigroup Mtg. Loan Trust VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(2)(3)	252,964	276,638
COMM Mtg. Trust VRS Series 2014-UBS3, Class C 4.91% due 06/10/2047(2)(4)	250,000	258,819
Commonbond Student Loan Trust Series 2018-CGS, Class A1 3.87% due 02/25/2046*	133,958	139,079
CPS Auto Receivables Trust Series 2018-D, Class A 3.06% due 01/18/2022*	150,181	150,620
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 3.36% (1 ML+0.96%) due 05/25/2034(3)	2,514	2,517
CSMC Trust VRS Series 2015-1, Class B2 3.94% due 01/25/2045*(2)(3)	90,350	92,365
Daimler Trucks Retail Trust Series 2019-1, Class A2 3.08% due 04/15/2021*	100,000	100,169
Drug Royalty Series 2014-1, Class A2 3.48% due 07/15/2023*	92,934	92,874

12

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*	$250,000	$249,271
GS Mtg. Securities Trust Series 2017-GS6, Class A1 1.95% due 05/10/2050(4)	244,167	242,834
GS Mtg. Securities Trust VRS Series 2013-GC12, Class C 4.18% due 06/10/2046(2)(4)	200,000	203,348
GS Mtg. Securities Trust VRS Series 2014-GC20, Class C 5.13% due 04/10/2047(2)(4)	200,000	209,380
JP Morgan Mtg. Trust VRS Series 2016-4, Class A5 3.50% due 10/25/2046*(2)(3)	61,757	62,664
JP Morgan Mtg. Trust VRS Series 2016-4, Class A13 3.50% due 10/25/2046*(2)(3)	171,162	172,796
JP Morgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(2)(3)	189,809	192,597
JP Morgan Mtg. Trust VRS Series 2017-3, Class B2 3.86% due 08/25/2047*(2)(3)	185,408	187,854
JP Morgan Mtg. Trust VRS Series 2018-8, Class A13 4.00% due 01/25/2049*(2)(3)	88,256	88,990
MMAF Equipment Finance LLC Series 2019-A, Class A2 3.24% due 01/10/2022*	100,000	100,592
MVW Owner Trust Series 2015-1A, Class A 2.52% due 12/20/2032*	69,903	69,785
Navient Student Loan Trust FRS Series 2017-A, Class A1 2.79% (1 ML+0.40%) due 12/16/2058*	81,426	81,426
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class B1A 4.50% due 11/25/2056*(2)(3)	90,254	95,882
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.55% due 08/25/2055*(2)(3)	79,241	86,627
PFS Financing Corp. Series 2018-F, Class A 3.52% due 10/15/2023*	250,000	256,997
PSMC Trust VRS Series 2018-4, Class A3 4.00% due 11/25/2048*(2)(3)	209,255	212,500
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(3)	287	286
Santander Drive Auto Receivables Trust Series 2018-3, Class A2A 2.78% due 03/15/2021	19,406	19,408
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(2)(3)	96,448	92,541
Sequoia Mtg. Trust VRS Series 2018-5, Class A4 3.50% due 05/25/2048*(2)(3)	215,767	219,303

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Sequoia Mtg. Trust VRS Series 2018-5, Class A19 3.50% due 05/25/2048*(2)(3)	$179,460	$180,315
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.64% due 02/25/2043(2)(3)	83,171	85,392
SLM Private Credit Student Loan Trust FRS Series 2006-BW, Class A5 2.61% (3 ML+0.20%) due 12/15/2039	116,523	114,047
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 2.96% (3 ML+0.55%) due 12/16/2030	100,317	100,190
Towd Point Mtg. Trust VRS Series 2015-1, Class A4 4.25% due 10/25/2053*(2)	150,000	159,139
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 3.27% due 11/25/2031*	250,000	252,930
Trafigura Securitisation Finance PLC FRS Series 2017-1A, Class A1 3.33% (1 ML+0.85%) due 12/15/2020*	300,000	299,999
Verizon Owner Trust Series 2017-1A, Class A 2.06% due 09/20/2021*	176,763	176,522
Wells Fargo Commercial Mtg. Trust VRS Series 2016-LC25, Class B 4.57% due 12/15/2059(2)(4)	300,000	324,014
Wells Fargo Commercial Mtg. Trust VRS Series 2015-C31, Class C 4.76% due 11/15/2048(2)(4)	300,000	314,141
WFRBS Commercial Mtg. Trust VRS Series 2013-C14, Class D 4.11% due 06/15/2046*(2)(4)	140,000	132,832
WFRBS Commercial Mtg. Trust VRS Series 2014-LC14, Class C 4.34% due 03/15/2047(2)(4)	300,000	308,575
WFRBS Commercial Mtg. Trust VRS Series 2014-C20, Class C 4.51% due 05/15/2047(2)(4)	300,000	301,517
WFRBS Commercial Mtg. Trust VRS Series 2014-C23, Class B 4.53% due 10/15/2057(2)(4)	300,000	320,176

Total Asset Backed Securities (cost $7,500,300)		7,595,640

U.S. CORPORATE BONDS & NOTES — 21.6%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	276,585

Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	150,000	149,516

13

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines — 0.4%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	$191,479	$200,766
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	78,636	80,273
US Airways Pass Through Trust Pass-Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	349,173	370,474

		651,513

Apparel Manufacturers — 0.1%
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	250,000	235,906

Auto-Cars/Light Trucks — 0.3%
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	242,788
American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	254,673

		497,461

Auto/Truck Parts & Equipment-Original — 0.1%
Titan International, Inc. Senior Sec. Notes 6.50% due 11/30/2023	250,000	216,875

Banks-Commercial — 0.3%
PNC Bank NA Senior Notes 2.00% due 05/19/2020	250,000	249,335
PNC Bank NA Senior Notes 3.10% due 10/25/2027	250,000	255,588

		504,923

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	500,000	497,394
State Street Corp. Sub. Notes 3.10% due 05/15/2023	250,000	256,683

		754,077

Banks-Super Regional — 1.2%
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	500,000	503,648
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	252,250
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	255,644

Security Description	Principal Amount	Value (Note 2)
Banks-Super Regional (continued)
US Bancorp Sub. Notes 3.60% due 09/11/2024	$500,000	$525,061
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	250,000	250,822
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	250,000	261,018

		2,048,443

Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 1.35% due 10/04/2019	250,000	249,373

Brewery — 0.5%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	500,000	548,485
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	250,000	270,806

		819,291

Cable/Satellite TV — 0.4%
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	250,000	260,132
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	250,000	236,562
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	288,850

		785,544

Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	250,000	258,125

Cellular Telecom — 0.6%
Crown Castle Towers LLC Mtg. Notes 4.24% due 07/15/2048*	250,000	268,774
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	271,563
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	500,000	519,250

		1,059,587

Chemicals-Diversified — 0.3%
Westlake Chemical Corp. Company Guar. Notes 3.60% due 07/15/2022	218,000	222,575
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026	250,000	253,936

		476,511

14

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers — 0.3%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	$250,000	$252,475
Apple, Inc. Senior Notes 3.20% due 05/11/2027	250,000	260,659

		513,134

Containers-Paper/Plastic — 0.5%
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	519,375
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	278,513

		797,888

Diversified Banking Institutions — 2.2%
Bank of America Corp. Senior Notes 2.88% due 04/24/2023	250,000	252,612
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	261,795
Bank of America Corp. FRS Senior Notes 3.75% (3 ML+1.16%) due 01/20/2023	250,000	252,805
Citigroup, Inc. FRS Senior Notes 3.95% (3 ML+1.43%) due 09/01/2023	200,000	203,688
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	500,000	538,702
Goldman Sachs Group, Inc. FRS Senior Notes 3.70% (3 ML+1.11%) due 04/26/2022	250,000	252,083
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	528,477
JPMorgan Chase & Co. Senior Notes 3.54% due 05/01/2028	250,000	260,225
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	263,351
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	250,000	256,172
Morgan Stanley FRS Senior Notes 3.99% (3 ML+1.40%) due 04/21/2021	250,000	254,487
Morgan Stanley Senior Notes 4.00% due 07/23/2025	250,000	267,776
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	299,993

		3,892,166

Security Description	Principal Amount	Value (Note 2)
E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	$500,000	$567,715

Electric-Distribution — 0.3%
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	500,000	551,650

Electric-Generation — 0.0%
Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	41,889	43,233

Electric-Integrated — 1.4%
Black Hills Corp. Senior Notes 4.20% due 09/15/2046	500,000	508,989
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	200,000	200,000
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	596,156
PPL Electric Utilities Corp. 1st Mtg. Notes 3.95% due 06/01/2047	250,000	266,215
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	965,000

		2,536,360

Electric-Transmission — 0.4%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	500,000	618,089

Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	250,000	248,735
Oracle Corp. Senior Notes 3.25% due 11/15/2027	250,000	261,783
Oracle Corp. Senior Notes 3.40% due 07/08/2024	250,000	262,007

		772,525

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	250,000	257,948

Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	250,000	249,179

Food-Misc./Diversified — 0.2%
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	250,000	260,205

Gas-Distribution — 0.2%
NiSource, Inc. Senior Notes 6.25% due 12/15/2040	250,000	326,985

15

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Home Decoration Products — 0.1%
Newell Brands, Inc. Senior Notes 4.20% due 04/01/2026	$250,000	$248,458

Hotels/Motels — 0.3%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	537,510

Independent Power Producers — 0.1%
GenOn Energy, Inc. Escrow Notes 9.88% due 10/15/2020†(5)	500,000	0
GenOn Energy, Inc./NRG Americas, Inc. FRS Sec. Notes 9.04% (3 ML+6.50%) due 12/01/2023	108,398	107,450

Insurance-Multi-line — 0.1%
Allstate Corp. FRS Senior Notes 2.96% (3 ML+0.63%) due 03/29/2023	250,000	249,302

Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022	250,000	252,685

Medical Instruments — 0.3%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	575,620

Medical Products — 0.1%
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	250,000	253,750

Medical-Biomedical/Gene — 0.9%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	200,000	201,522
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	258,000
Celgene Corp. Senior Notes 3.45% due 11/15/2027	500,000	521,230
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	262,325
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	261,532

		1,504,609

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	251,666

Medical-Hospitals — 0.3%
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	543,690

Security Description	Principal Amount	Value (Note 2)
Non-Hazardous Waste Disposal — 0.6%
Advanced Disposal Services, Inc. Company Guar. Notes 5.63% due 11/15/2024*	$250,000	$261,563
Covanta Holding Corp. Senior Notes 6.00% due 01/01/2027	250,000	261,250
Republic Services, Inc. Senior Notes 5.25% due 11/15/2021	250,000	266,384
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	250,000	255,625

		1,044,822

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	534,500

Oil & Gas Drilling — 0.4%
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	441,250
Rowan Cos., Inc. Company Guar. Notes 4.75% due 01/15/2024	250,000	190,000

		631,250

Oil Companies-Exploration & Production — 0.4%
Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	250,000	264,785
W&T Offshore, Inc. Sec. Notes 9.75% due 11/01/2023*	250,000	239,375
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	251,875

		756,035

Oil Refining & Marketing — 0.2%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	263,300

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	500,000	527,239

Physical Therapy/Rehabilitation Centers — 0.4%
HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	687,000	699,572

Pipelines — 1.5%
Buckeye Partners LP Senior Notes 4.13% due 12/01/2027	250,000	220,355
Columbia Pipeline Group, Inc. Company Guar. Notes 3.30% due 06/01/2020	250,000	251,685
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	293,568

16

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	$500,000	$615,285
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	500,000	515,000
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	500,000	532,241
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	258,815

		2,686,949

Real Estate Investment Trusts — 1.6%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.75% due 01/15/2020	200,000	200,083
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	263,559
CBL & Associates LP Company Guar. Notes 5.95% due 12/15/2026	500,000	342,500
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	263,587
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	257,256
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	262,175
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	270,685
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	500,000	516,207
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	259,980
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	255,669

		2,891,701

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	260,613

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(5)	125,000	0

Steel-Specialty — 0.5%
Allegheny Technologies, Inc. Senior Notes 6.38% due 08/15/2023	750,000	803,662

Security Description	Principal Amount	Value (Note 2)
Storage/Warehousing — 0.3%
Mobile Mini, Inc. Company Guar. Notes 5.88% due 07/01/2024	$500,000	$515,000

Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	274,753

Telecom Services — 0.3%
Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	536,875

Vitamins & Nutrition Products — 0.3%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	500,000	502,500

Web Hosting/Design — 0.2%
VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	266,875

Total U.S. Corporate Bonds & Notes (cost $36,575,005)		38,091,193

FOREIGN CORPORATE BONDS & NOTES — 1.1%
Agricultural Chemicals — 0.2%
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*	250,000	260,000

Banks-Commercial — 0.1%
ING Groep NV Senior Notes 3.15% due 03/29/2022	250,000	254,724

Cellular Telecom — 0.2%
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	250,000	261,385

Diversified Banking Institutions — 0.1%
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	250,000	256,294

Electric-Generation — 0.1%
TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	250,011

Oil Companies-Integrated — 0.3%
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	500,000	518,231

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022†(11)	250,000	126,875

Total Foreign Corporate Bonds & Notes (cost $1,976,130)		1,927,520

17

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 10.0%
Federal Home Loan Mtg. Corp. — 2.9%
2.75% due 06/19/2023	$250,000	$258,849
3.00% due 01/01/2031	87,684	89,925
3.00% due 01/01/2033	63,955	65,455
3.00% due 04/01/2035	45,844	46,716
3.00% due 10/01/2042	269,465	274,801
3.00% due 05/01/2043	112,696	115,051
3.00% due 07/01/2045	136,674	139,450
3.50% due 07/01/2042	99,925	103,809
3.50% due 10/01/2042	97,262	101,042
3.50% due 08/01/2043	166,100	173,279
3.50% due 02/01/2044	148,556	154,011
3.50% due 08/01/2045	191,122	199,668
3.50% due 07/01/2046	72,107	75,208
3.50% due 01/01/2047	198,469	206,344
4.00% due 04/01/2043	158,605	169,346
4.00% due 10/01/2045	169,578	180,723
4.00% due 08/01/2047	181,928	193,866
4.00% due 01/01/2048	117,057	125,116
4.00% due 06/01/2048	179,995	191,727
4.50% due 11/01/2043	91,358	99,885
5.00% due 01/01/2034	44,107	47,937
5.00% due 04/01/2035	38,347	41,959
5.00% due 03/01/2048	83,179	92,079
6.00% due 05/01/2031	9,266	10,504
6.00% due 09/01/2032	1,992	2,182
7.50% due 12/01/2030	10,176	10,525
7.50% due 01/01/2031	16,474	17,906
7.50% due 02/01/2031	1,677	1,892
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K058, Class A2 2.65% due 08/25/2026(4)	120,000	122,544
Series K071, Class A2 3.29% due 11/25/2027(4)	100,000	106,306
Series K072, Class A2 3.44% due 12/25/2027(4)	160,000	171,902
Series K074, Class A2 3.60% due 01/25/2028(4)	160,000	173,533
Series K076, Class A2 3.90% due 04/25/2028(4)	80,000	88,848
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K069, Class A2 3.19% due 09/25/2027(2)(4)	70,000	73,863
Series K075, Class A2 3.65% due 02/25/2028(2)(4)	50,000	54,444
Series K083, Class A2 4.05% due 09/25/2028(2)(4)	100,000	112,328
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ 2.50% due 11/15/2032(3)	91,542	92,071
Series 4033, Class ED 2.50% due 10/15/2036(3)	112,495	114,008
Series 4097, Class HI 3.00% due 08/15/2027(3)(6)	534,821	47,078
Series 4579, Class BA 3.00% due 01/15/2043(3)	96,008	98,508
Series 4343, Class DI 3.50% due 08/15/2040(3)(6)	243,350	21,509
Series 4786, Class DH 3.50% due 07/15/2042(3)	50,000	51,260

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 4121, Class UI 3.50% due 10/15/2042(3)(6)	$376,972	$63,230
Series 4650, Class CA 3.50% due 05/15/2043(3)	37,053	38,434
Series 4673, Class NT 3.50% due 09/15/2043(3)	120,000	124,007
Series 3924, Class LB 4.00% due 05/15/2039(3)	200,000	208,410
Series 4135, Class DI 4.00% due 11/15/2042(3)(6)	194,851	28,944
Series 4808, Class DL 4.00% due 11/15/2045(3)	30,000	32,156
Federal Home Loan Mtg. Corp. STRIPS
Series 2012-276, Class 40 4.00% due 09/15/2042(3)	80,474	86,605

		5,099,243

Federal National Mtg. Assoc. — 5.6%
2.00% due 01/05/2022	500,000	502,623
2.00% due 02/01/2032	109,381	108,307
2.38% due 01/19/2023	450,000	458,845
2.50% due 06/01/2027	101,051	101,953
2.50% due 08/01/2028	112,004	113,003
2.50% due 03/01/2030	78,884	79,537
2.88% due 09/12/2023	250,000	260,373
3.00% due 04/01/2027	30,210	30,919
3.00% due 05/01/2029	41,660	42,700
3.00% due 03/01/2030	90,445	92,699
3.00% due 08/01/2031	127,808	131,004
3.00% due 10/01/2036	96,321	98,453
3.00% due 10/01/2042	101,037	103,153
3.00% due 11/01/2042	166,620	170,104
3.00% due 12/01/2042	241,042	246,022
3.00% due 02/01/2043	89,031	91,001
3.00% due 04/01/2043	137,589	139,706
3.00% due 06/01/2043	163,193	166,610
3.00% due 08/01/2043	129,011	131,710
3.00% due 07/01/2046	196,133	199,391
3.00% due 12/01/2046	81,880	83,240
3.50% due 08/01/2031	61,124	63,402
3.50% due 02/01/2033	115,184	120,123
3.50% due 01/01/2036	145,108	149,699
3.50% due 09/01/2042	104,872	109,145
3.50% due 11/01/2042	137,618	143,462
3.50% due 02/01/2043	49,150	51,467
3.50% due 05/01/2043	117,780	123,336
3.50% due 09/01/2044	70,839	74,174
3.50% due 11/01/2044	122,207	128,415
3.50% due 03/01/2045	121,570	126,596
3.50% due 06/01/2045	59,812	62,631
3.50% due 09/01/2045	64,571	67,315
3.50% due 11/01/2045	140,999	147,208
3.50% due 03/01/2046	90,349	94,605
3.50% due 04/01/2046	143,272	150,022
3.50% due 03/01/2047	141,961	148,506
3.50% due 10/01/2047	174,591	181,180
4.00% due 09/01/2038	54,764	57,102
4.00% due 09/01/2040	132,808	140,064
4.00% due 08/01/2043	145,588	155,598
4.00% due 04/01/2044	169,091	180,710
4.00% due 08/01/2044	108,768	116,213
4.00% due 10/01/2044	150,071	157,224
4.00% due 12/01/2044	87,090	93,075

18

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.00% due 09/01/2045	$68,146	$72,829
4.00% due 05/01/2046	166,543	177,371
4.00% due 07/01/2046	73,030	78,047
4.00% due 08/01/2046	144,210	152,610
4.00% due 07/01/2047	82,356	88,007
4.00% due 10/01/2047	85,784	91,353
4.00% due 12/01/2047	86,215	92,131
4.00% due 02/01/2048	89,959	95,688
4.00% due 03/01/2049	98,112	104,782
4.50% due 03/01/2041	158,630	170,366
4.50% due 09/01/2043	298,809	325,882
4.50% due 12/01/2044	140,332	153,045
4.50% due 11/01/2045	157,407	170,798
4.50% due 08/01/2048	141,475	153,485
4.50% due 09/01/2048	187,771	204,242
5.00% due 02/01/2040	110,080	121,481
5.00% due 07/01/2041	134,933	148,923
5.00% due 02/01/2044	131,620	144,462
6.00% due 05/01/2031	4,176	4,725
6.50% due 09/01/2024	7,297	8,094
6.50% due 09/01/2025	1,762	1,954
6.50% due 11/01/2025	2,843	3,153
6.50% due 05/01/2026	8,479	9,405
6.50% due 11/01/2027	131	146
6.50% due 01/01/2032	2,965	3,288
7.00% due 05/01/2029	3,646	4,098
7.00% due 09/01/2029	4,646	4,698
7.00% due 01/01/2031	1,801	1,897
7.50% due 01/01/2031	4,999	5,321
7.50% due 02/01/2031	1,279	1,309
Federal National Mtg. Assoc. REMIC VRS
Series 2015-38, Class AS 1.70% due 06/25/2045(2)(3)(6)	254,470	16,346
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50% due 02/25/2028(3)(6)	315,994	22,306
Series 2017-54, Class IO 3.00% due 07/25/2032(3)(6)	302,012	36,198
Series 2016-62, Class IA 3.00% due 10/25/2040(3)(6)	357,678	27,789
Series 2016-92, Class A 3.00% due 04/25/2042(3)	81,151	82,280
Series 2016-100, Class DA 3.00% due 02/25/2043(3)	58,574	60,041
Series 2016-38, Class NA 3.00% due 01/25/2046(3)	182,705	186,451
Series 2016-4, Class LI 3.50% due 02/25/2036(3)(6)	394,290	49,251
Series 2015-20, Class EH 3.50% due 11/25/2042(3)	200,000	210,970
Series 2017-66, Class C 3.50% due 08/25/2045(3)	60,000	62,795
Series 2018-67, Class IO 3.50% due 03/25/2048(3)(6)	268,542	20,193
Series 2015-12, Class BY 4.00% due 03/25/2045(3)	100,000	113,115
Series 2017-22, Class DZ 4.00% due 04/25/2047(3)	76,326	85,291
Series 2015-18, Class IA 4.50% due 04/25/2045(3)(6)	327,760	67,055
Series 2002-16, Class TM 7.00% due 04/25/2032(3)	61,067	69,884

		9,896,180

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. — 1.5%
3.00% due 11/15/2042	$211,890	$217,157
3.00% due 02/15/2043	151,239	154,998
3.50% due 09/15/2042	111,294	115,550
3.50% due 05/15/2043	59,846	62,143
3.50% due 09/20/2045	121,145	125,417
3.50% due 06/20/2046	147,431	152,469
3.50% due 05/20/2047	88,326	91,830
3.50% due 11/20/2047	93,428	96,520
4.00% due 10/20/2044	124,623	130,991
4.00% due 07/20/2047	87,068	90,947
4.50% due 05/15/2039	36,266	39,094
5.50% due 07/20/2033	67,102	73,431
6.00% due 07/20/2033	45,881	52,582
6.50% due 12/15/2023	6,485	7,125
6.50% due 03/20/2027	411	411
6.50% due 04/20/2027	5,866	6,083
7.00% due 12/15/2022	1,318	1,320
7.00% due 12/15/2023	1,240	1,317
7.00% due 04/15/2028	8,372	8,549
7.50% due 08/15/2030	11,570	11,723
7.50% due 09/15/2030	3,772	3,880
7.50% due 01/15/2031	8,525	9,603
Government National Mtg. Assoc. REMIC VRS
Series 2018-99, Class IO 0.52% due 06/16/2060(2)(4)(6)	395,957	22,248
Series 2013-101, Class IO 0.56% due 10/16/2054(2)(4)(6)	1,940,459	56,608
Series 2017-157, Class IO 0.57% due 12/16/2059(2)(4)(6)	972,275	54,083
Series 2013-97, Class IO 0.59% due 02/16/2060(2)(4)(6)	983,085	58,645
Series 2013-57, Class IO 0.69% due 06/16/2054(2)(4)(6)	2,052,296	62,692
Series 2013-30, Class IO 0.79% due 09/16/2053(2)(4)(6)	1,284,193	52,752
Series 2014-135, Class IO 0.81% due 01/16/2056(2)(4)(6)	648,831	32,123
Series 2013-40, Class IO 0.82% due 06/16/2054(2)(4)(6)	1,007,285	41,501
Series 2012-139, Class IO 0.84% due 02/16/2053(2)(4)(6)	3,116,810	170,321
Series 2018-25, Class IO 0.90% due 06/16/2045(2)(4)(6)	1,291,864	65,461
Series 2013-80, Class IO 0.92% due 03/16/2052(2)(4)(6)	1,083,637	63,556
Series 2013-68, Class IO 0.98% due 02/16/2046(2)(4)(6)	679,556	33,081
Government National Mtg. Assoc. REMIC
Series 2017-51, Class AH 2.60% due 05/16/2059(4)	97,085	96,016
Series 2017-190, Class AD 2.60% due 03/16/2060(4)	96,432	95,396
Series 2015-63, Class ZB 3.25% due 05/20/2045(3)	91,773	93,578
Series 2012-3, Class LA 3.50% due 03/20/2038(3)	25,844	25,914
Series 2018-155, Class LM 3.50% due 11/20/2045(3)	70,000	71,619
Series 2017-87, Class IO 4.00% due 01/20/2046(3)(6)	164,917	21,970

		2,570,704

Total U.S. Government Agencies (cost $17,717,970)		17,566,127

19

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 0.9%
United States Treasury Bonds — 0.3%
2.25% due 08/15/2046	$250,000	$236,192
3.00% due 11/15/2044	250,000	273,125
6.25% due 08/15/2023	80,000	94,256

		603,573

United States Treasury Notes — 0.6%
1.13% due 12/31/2019	200,000	199,031
1.13% due 03/31/2020	240,000	238,425
2.00% due 02/15/2025	220,000	222,234
2.13% due 12/31/2022	80,000	81,091
2.75% due 07/31/2023	200,000	207,922
3.13% due 05/15/2021	100,000	102,461

		1,051,164

Total U.S. Government Treasuries (cost $1,654,346)		1,654,737

LOANS(7)(8)(9) — 0.4%
Computer Software — 0.3%
Ivanti Software, Inc. FRS 2nd Lien 11.42% (1 ML+9.00%) due 01/20/2025	500,000	490,000

Pipelines — 0.1%
BCP Renaissance Parent LLC FRS BTL-B 6.08% (3 ML+3.50%) due 10/31/2024	247,500	246,351

Total Loans (cost $741,232)		736,351

Total Long-Term Investment Securities (cost $155,041,801)		173,343,271

REPURCHASE AGREEMENTS — 1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 06/28/2019, to be repurchased 07/01/2019 in the amount of $2,450,102 collateralized by $1,640,000 of United States Treasury Notes, bearing interest at 2.38% due 01/15/2025 and having an approximate value of $2,502,619 (cost $2,450,000)	2,450,000	2,450,000

TOTAL INVESTMENTS (cost $157,491,801)(10)	99.7%	175,793,271
Other assets less liabilities	0.3	588,780

NET ASSETS	100.0%	$176,382,051

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2019, the aggregate value of these securities was $8,358,481 representing 4.7% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Collateralized Mortgage Obligation
(4)	Commercial Mortgage Backed Security
(5)	Securities classified as Level 3 (see Note 2).
(6)	Interest Only
(7)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(8)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(9)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated
(10)	See Note 6 for cost of investments on a tax basis.
(11)	Security in default of interest.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

NYSE — New York Stock Exchange

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities

TSX — Toronto Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2019 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

20

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$97,550,451	$104,577	**	$—	$97,655,028
Exchange-Traded Funds	7,599,300	—		—	7,599,300
Preferred Securities/Capital Securities	—	517,375		—	517,375
Asset Backed Securities	—	7,595,640		—	7,595,640
U.S. Corporate Bonds & Notes:
Independent Power Producers	—	107,450		0	107,450
Savings & Loans/Thrifts . . . . . . . . . .	—	—		0	0
Other Industries . . . . . . . . . . . . . . . . . .	—	37,983,743		—	37,983,743
Foreign Corporate Bonds & Notes	—	1,927,520		—	1,927,520
U.S. Government Agencies	—	17,566,127		—	17,566,127
U.S. Government Treasuries	—	1,654,737		—	1,654,737
Loans	—	736,351		—	736,351
Repurchase Agreements	—	2,450,000		—	2,450,000

Total Investments at Value	$105,149,751	$70,643,520		$0	$175,793,271

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

21

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO PROFILE — June 30, 2019 (unaudited)

Industry Allocation*

E-Commerce/Products	10.0%
Medical-Biomedical/Gene	7.0
Internet Content-Entertainment	6.0
Enterprise Software/Service	5.4
Medical Products	4.3
Applications Software	3.8
Multimedia	3.4
Electronic Components-Semiconductors	3.2
Commercial Services-Finance	2.7
Beverages-Non-alcoholic	2.6
E-Commerce/Services	2.5
Resorts/Theme Parks	2.4
Finance-Credit Card	2.4
Computer Software	2.4
Commercial Services	2.3
Dental Supplies & Equipment	2.3
Repurchase Agreements	2.1
Food-Misc./Diversified	1.9
Software Tools	1.9
Schools	1.9
Patient Monitoring Equipment	1.9
Office Automation & Equipment	1.8
Internet Content-Information/News	1.7
Web Portals/ISP	1.6
Aerospace/Defense-Equipment	1.6
Diagnostic Equipment	1.6
Oil Companies-Exploration & Production	1.5
Recreational Centers	1.4
Retail-Floor Coverings	1.3
Retail-Apparel/Shoe	1.3
Internet Application Software	1.2
Medical-Drugs	1.1
Real Estate Investment Trusts	1.1
Transport-Rail	1.1
Building-Residential/Commercial	1.0
Cruise Lines	1.0
Aerospace/Defense	1.0
Security Services	1.0
Healthcare Safety Devices	0.9
Apparel Manufacturers	0.9
Web Hosting/Design	0.9
Machinery-General Industrial	0.9
Drug Delivery Systems	0.7
Hotels/Motels	0.6
Medical Instruments	0.5
Entertainment Software	0.3
Veterinary Diagnostics	0.1

100.5%

*	Calculated as a percentage of net assets

22

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.6%
Aerospace/Defense — 1.0%
Raytheon Co.	86,754	$15,084,786

Aerospace/Defense-Equipment — 1.6%
L3Harris Technologies, Inc.	130,439	24,669,928

Apparel Manufacturers — 0.9%
Under Armour, Inc., Class A†	141,876	3,596,557
Under Armour, Inc., Class C†	458,638	10,181,763

		13,778,320

Applications Software — 3.6%
ServiceNow, Inc.†	204,649	56,190,476

Beverages-Non-alcoholic — 2.6%
Monster Beverage Corp.†	623,815	39,818,111

Building-Residential/Commercial — 1.0%
Lennar Corp., Class A	325,536	15,775,475

Commercial Services — 2.3%
CoStar Group, Inc.†	64,226	35,585,058

Commercial Services-Finance — 2.7%
PayPal Holdings, Inc.†	226,261	25,897,834
Square, Inc., Class A†	227,053	16,468,154

		42,365,988

Computer Software — 2.4%
Splunk, Inc.†	294,575	37,042,806

Cruise Lines — 1.0%
Norwegian Cruise Line Holdings, Ltd.†	281,870	15,116,688

Dental Supplies & Equipment — 2.3%
Align Technology, Inc.†	128,907	35,281,846

Diagnostic Equipment — 1.6%
Thermo Fisher Scientific, Inc.	83,932	24,649,150

Drug Delivery Systems — 0.7%
DexCom, Inc.†	76,578	11,474,448

E-Commerce/Products — 9.8%
Amazon.com, Inc.†	69,711	132,006,841
Wayfair, Inc., Class A†	135,137	19,730,002

		151,736,843

E-Commerce/Services — 2.1%
TripAdvisor, Inc.†	257,651	11,926,665
Uber Technologies, Inc.†(1)	462,320	20,510,257

		32,436,922

Electronic Components-Semiconductors — 3.2%
Advanced Micro Devices, Inc.†	921,428	27,983,768
Marvell Technology Group, Ltd.	888,046	21,197,658

		49,181,426

Enterprise Software/Service — 5.4%
Guidewire Software, Inc.†	332,972	33,756,701
Workday, Inc., Class A†	244,911	50,348,804

		84,105,505

Entertainment Software — 0.3%
DraftKings, Inc.†(1)(2)	1,438,464	3,941,391

Finance-Credit Card — 2.4%
American Express Co.	303,904	37,513,910

Food-Misc./Diversified — 1.9%
Lamb Weston Holdings, Inc.	465,198	29,474,945

Security Description	Shares	Value (Note 2)
Healthcare Safety Devices — 0.9%
Tandem Diabetes Care, Inc.†	224,636	$14,493,515

Hotels/Motels — 0.6%
Hilton Grand Vacations, Inc.†	310,892	9,892,583

Internet Application Software — 1.2%
Zendesk, Inc.†	204,417	18,199,245

Internet Content-Entertainment — 6.0%
Netflix, Inc.†	161,384	59,279,571
Pinterest, Inc., Class A†	1,124,783	30,616,593
Pinterest, Inc., Class B†(1)	130,313	3,436,765

		93,332,929

Internet Content-Information/News — 1.7%
Spotify Technology SA†	182,401	26,670,674

Machinery-General Industrial — 0.9%
IDEX Corp.	78,471	13,507,998

Medical Instruments — 0.5%
Intuitive Surgical, Inc.†	13,621	7,144,896

Medical Products — 4.3%
Haemonetics Corp.†	322,603	38,822,045
Penumbra, Inc.†	169,569	27,131,040

		65,953,085

Medical-Biomedical/Gene — 7.0%
Bluebird Bio, Inc.†	25,051	3,186,487
Exact Sciences Corp.†	524,644	61,928,978
Gilead Sciences, Inc.	181,673	12,273,828
Ionis Pharmaceuticals, Inc.†	235,129	15,111,741
Sage Therapeutics, Inc.†	88,905	16,277,616

		108,778,650

Medical-Drugs — 1.1%
Galapagos NV†	119,321	15,392,888
Galapagos NV ADR†	16,967	2,187,555

		17,580,443

Multimedia — 3.4%
Walt Disney Co.	370,475	51,733,129

Office Automation & Equipment — 1.8%
Zebra Technologies Corp., Class A†	134,925	28,265,438

Oil Companies-Exploration & Production — 1.5%
Diamondback Energy, Inc.	113,036	12,317,533
EOG Resources, Inc.	112,826	10,510,870

		22,828,403

Patient Monitoring Equipment — 1.9%
Insulet Corp.†	240,824	28,749,569

Real Estate Investment Trusts — 1.1%
Crown Castle International Corp.	133,286	17,373,830

Recreational Centers — 1.4%
Planet Fitness, Inc., Class A†	298,140	21,597,262

Resorts/Theme Parks — 2.4%
Marriott Vacations Worldwide Corp.	169,312	16,321,677
Vail Resorts, Inc.	95,896	21,402,069

		37,723,746

Retail-Apparel/Shoe — 1.3%
Burlington Stores, Inc.†	113,885	19,377,533

Retail-Floor Coverings — 1.3%
Floor & Decor Holdings, Inc., Class A†	487,363	20,420,510

23

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Schools — 1.9%
2U, Inc.†	256,837	$9,667,345
Grand Canyon Education, Inc.†	166,362	19,467,681

		29,135,026

Security Services — 1.0%
Brink’s Co.	185,081	15,024,876

Software Tools — 1.9%
VMware, Inc., Class A	174,272	29,140,021

Transport-Rail — 1.1%
CSX Corp.	223,069	17,258,849

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	28,086	949,307

Web Hosting/Design — 0.9%
GoDaddy, Inc., Class A†	193,583	13,579,847

Web Portals/ISP — 1.6%
Alphabet, Inc., Class A†	22,852	24,744,146

Total Common Stocks (cost $1,223,093,617)		1,508,679,532

CONVERTIBLE PREFERRED SECURITIES — 0.8%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(2)	126,818	350,018

Applications Software — 0.2%
Magic Leap, Inc., Series C†(1)(2)	93,690	2,529,630

E-Commerce/Products — 0.2%
One Kings Lane Inc., Escrow†(2)	291,563	46,650
The Honest Co., Inc., Series C†(1)(2)	97,634	3,180,916

		3,227,566

E-Commerce/Services — 0.4%
Airbnb, Inc., Series E†(1)(2)	46,491	6,010,356

Total Convertible Preferred Securities (cost $10,585,279)		12,117,570

Total Long-Term Investment Securities (cost $1,233,678,896)		1,520,797,102

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 2.1%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$6,520,000	$6,520,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	5,430,000	5,430,000
BNP Paribas SA Joint Repurchase Agreement(3)	6,520,000	6,520,000
Deutsche Bank AG Joint Repurchase Agreement(3)	5,990,000	5,990,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	7,185,000	7,185,000

Total Repurchase Agreements (cost $31,645,000)		31,645,000

TOTAL INVESTMENTS (cost $1,265,323,896)(4)	100.5%	1,552,442,102
Liabilities in excess of other assets	(0.5)	(7,035,635)

NET ASSETS	100.0%	$1,545,406,467

†	Non-income producing security
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

DraftKings, Inc.	07/16/2015	640,163	$2,337,660
	07/17/2015	23,563	86,045
	08/11/2015	774,738	2,996,033

		1,438,464	$5,419,738	$3,941,391	$2.74	0.26%

Pinterest, Inc., Class B	03/19/2015	130,313	2,806,594	3,436,765	26.37	0.22
Uber Technologies, Inc.	06/05/2014	462,320	7,171,993	20,510,257	44.36	1.33

Convertible Preferred Securities

Airbnb, Inc., Series E	06/24/2015	46,491	4,328,052	6,010,356	129.28	0.39
The Honest Co., Inc., Series C	08/20/2014	97,634	2,641,712	3,180,916	32.58	0.21
Magic Leap, Inc., Series C	12/28/2015	93,690	2,157,962	2,529,630	27.00	0.16
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	350,018	2.76	0.02

				$39,959,333		2.59%

(2)	Securities classified as Level 3 (see Note 2).
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.

ADR — American Depositary Receipt

24

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
E-Commerce/Services	$11,926,665	$20,510,257	$—	$32,436,922
Entertainment Software	—	—	3,941,391	3,941,391
Internet Content-Entertainment	89,896,164	3,436,765	—	93,332,929
Other Industries	1,378,968,290	—	—	1,378,968,290
Convertible Preferred Securities	—	—	12,117,570	12,117,570
Repurchase Agreements	—	31,645,000	—	31,645,000

Total Investments at Value	$1,480,791,119	$55,592,022	$16,058,961	$1,552,442,102

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2018	$3,792,096	$34,312,478
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	138,495	—
Realized Loss	—	—
Change in unrealized appreciation(1) .	273,941	2,109,348
Change in unrealized depreciation(1) .	(124,646)	(14,325,669)
Net Purchases	—	—
Net Sales	(138,495)	(9,978,587)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 06/30/2019	$3,941,391	$12,117,570

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2019 includes:

Common Stocks	Convertible Preferred Securities
$273,941	$1,027,060

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 06/30/2019	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stocks	$3,941,391	Market Approach	2020 Estimated Revenue Multiple*	2.50x
			Discount for Lack of Marketability	10.0%
Convertible Preferred Securities	$2,529,630	Market Approach	Market Transaction Price*	$27.00
	$6,010,356	Market Approach	Last Twelve Months Revenue Multiple*	10.05x
			2021 Estimated Revenue Multiple*	4.90x-6.90x (5.90x)
			2021 Estimated Gross Profit Multiple*	5.50x
			2022 Estimated Revenue Multiple*	4.30x
			2022 Estimated Gross Profit Multiple*	4.90x
			2023 Estimated Revenue Multiple*	3.90x
			2023 Estimated Gross Profit Multiple*	4.40x
			Discount for Lack of Marketability	10%-15% (11.7%)

25

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Description	Value at 06/30/2019	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
	$3,180,916	Market Approach with	2019 Estimated Revenue Multiple*	2.71x
		Option Pricing Method (“OPM”)	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	16.5%
			Term to liquidity event in years	3.00
			Risk-free rate	1.71%
	$350,018	Market Approach with	Last Twelve Months Revenue Multiple*	1.20x
		Option Pricing Method (“OPM”) and Cost Approach	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	59.6%
			Term to liquidity event in years	3.00
			Risk-free rate	1.71%
			Abandoment Value*	$0.000000
	$46,650	Income Approach	Future Cash Flows*	$0.16
			Discount for Potential Claims	50.0%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

26

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO PROFILE — June 30, 2019 (unaudited)

Industry Allocation*

United States Treasury Notes	20.7%
Federal Home Loan Mtg. Corp.	16.3
Federal National Mtg. Assoc.	11.7
Diversified Financial Services	9.3
United States Treasury Bonds	8.5
Banks-Commercial	5.4
Diversified Banking Institutions	4.6
Repurchase Agreements	3.5
Government National Mtg. Assoc.	3.1
Municipal Bonds & Notes	2.4
U.S. Government Treasuries	1.5
Electric-Integrated	1.4
Sovereign	1.1
Banks-Super Regional	0.9
Uniform Mtg. Backed Securities	0.9
Brewery	0.8
Real Estate Investment Trusts	0.8
Medical-Drugs	0.7
Insurance-Multi-line	0.6
Cable/Satellite TV	0.6
Medical Labs & Testing Services	0.5
Gas-Distribution	0.5
Medical-Hospitals	0.5
E-Commerce/Products	0.5
Electric-Distribution	0.4
Transport-Services	0.4
Oil Companies-Exploration & Production	0.3
Enterprise Software/Service	0.3
Insurance-Mutual	0.3
Applications Software	0.3
Banks-Fiduciary	0.3
Auto-Cars/Light Trucks	0.2
Internet Application Software	0.2
Cellular Telecom	0.2
Computers	0.2
Medical-HMO	0.2
Diversified Manufacturing Operations	0.2
Resolution Funding Corp	0.2
Schools	0.2
Special Purpose Entities	0.1
Oil Companies-Integrated	0.1
Water	0.1
Building Societies	0.1
Medical Instruments	0.1
Multimedia	0.1

101.3%

Credit Quality†#

Aaa	71.8%
Aa	6.6
A	12.6
Baa	3.9
Not Rated@	5.1

100.0%

†	Source: Moody’s
#	Calculated as a percentage of total debt issues
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
*	Calculated as a percentage of net assets

27

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 9.3%
Diversified Financial Services — 9.3%
Aaset Trust Series 2019-1, Class A 3.84% due 05/15/2039*(1)	$650,000	$649,999
Ajax Mtg. Loan Trust VRS Series 2017-B, Class A 3.16% due 09/25/2056*(2)	4,469,937	4,500,709
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(2)(3)	1,701,521	1,723,509
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(2)(3)	3,717,069	3,759,769
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(2)(3)	502,130	502,072
Apidos CLO FRS Series 2013-16A, Class A1R 3.57% (3 ML+0.98%) due 01/19/2025*(4)	1,192,547	1,192,329
Apidos CLO FRS Series 2015-22A, Class A1 4.09% (3 ML+1.50%) due 10/20/2027*(4)	3,000,000	3,005,169
ARI Fleet Lease Trust Series 2018-A, Class A2 2.55% due 10/15/2026*	1,002,192	1,002,777
ARI Fleet Lease Trust Series 2018-B, Class A2 3.22% due 08/16/2027*	1,535,000	1,548,471
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(2)	2,105,851	2,149,751
Benefit Street Partners, Ltd. FRS Series 2016-9A, Class AR 3.70% (3 ML+1.11%) due 07/20/2031*(4)	795,000	789,091
Canadian Pacer Auto Receivables Trust Series 2017-1A, Class A3 2.05% due 03/19/2021*	938,912	937,551
Canadian Pacer Auto Receivables Trust Series 2018-2A, Class A2A 3.00% due 06/21/2021*	698,607	700,740
Canadian Pacer Auto Receivables Trust Series 2018-2A, Class A3 3.27% due 12/19/2022*	230,000	234,353
Castlelake Aircraft Securitization Trust Series 2019-1A, Class A 3.97% due 04/15/2039*	1,251,070	1,253,184
Chesapeake Funding II LLC Series 2017-2A, Class A1 1.99% due 05/15/2029*	1,612,088	1,608,200
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	3,415,257	3,405,139
Chesapeake Funding II LLC Series 2018-2A, Class A1 3.23% due 08/15/2030*	1,779,073	1,802,601
Cloud Pass-Through Trust VRS Series 2019-1A, Class CLOU 3.55% due 12/05/2022*(2)	1,877,530	1,902,109

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Colombia Cent, Ltd. FRS Series 2018-27A, Class A1 3.73% (3 ML+1.15%) due 10/25/2028*(4)	$1,820,000	$1,821,077
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(2)(3)	831,398	829,795
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(2)(3)	745,989	757,824
COLT Mtg. Loan Trust VRS Series 2018-3, Class A1 3.69% due 10/26/2048*(2)(3)	904,301	916,804
COMM Mtg. Trust Series 2012-CR2, Class A4 3.15% due 08/15/2045(5)	1,020,000	1,041,493
Daimler Trucks Retail Trust Series 2019-1, Class A2 2.77% due 04/15/2021*	1,275,000	1,277,149
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(2)(3)	569,389	567,992
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(2)(3)	942,557	944,966
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(2)(3)	759,609	767,747
Enterprise Fleet Financing LLC Series 2017-3, Class A2 2.13% due 05/22/2023*	1,331,413	1,329,032
Enterprise Fleet Financing LLC Series 2018-1, Class A2 2.87% due 10/20/2023*	1,593,509	1,601,045
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.38% due 05/20/2024*	2,320,000	2,350,628
First Investors Auto Owner Trust Series 2017-3A, Class A1 2.00% due 03/15/2022*	454,479	454,001
First Investors Auto Owner Trust Series 2017-3A, Class A2 2.41% due 12/15/2022*	1,265,000	1,265,423
First Investors Auto Owner Trust Series 2016-1A, Class C 3.41% due 04/18/2022*	1,320,000	1,324,685
Ford Credit Floorplan Master Owner Trust Series 2013-2, Class A 2.09% due 03/15/2022*	590,000	588,964
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.60% due 06/15/2021*	1,290,000	1,293,669
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A4 2.83% due 06/17/2024*	820,000	829,034
Hertz Fleet Lease Funding LP Series 2019-1, Class A2 2.70% due 01/10/2033*	3,575,000	3,605,198

28

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Horizon Aircraft Finance II, Ltd. Series 2019-1, Class A 3.72% due 07/15/2039*	$480,000	$479,998
Hyundai Auto Lease Securitization Trust Series 2018-A, Class A2A 2.55% due 08/17/2020*	1,922,114	1,922,120
Madison Park Funding, Ltd. FRS Series 2018-30A, Class A 3.35% (3 ML+0.75%) due 04/15/2029*(4)	8,000,000	7,900,528
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 3.75% (3 ML+1.16%) due 07/23/2029*(4)	4,300,000	4,297,781
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 3.40% (3 ML+0.80%) due 01/15/2028*(4)	5,535,000	5,473,296
Magnetite, Ltd. FRS Series 2016-18A, Class AR 3.60% (3 ML+1.08%) due 11/15/2028*(4)	2,878,000	2,874,449
Master Credit Card Trust FRS Series 2017-3, Class A 2.87% (1 ML+0.49%) due 07/21/2024*	4,730,000	4,721,953
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(2)(3)	1,415,219	1,428,556
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(2)	529,091	528,605
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(2)	1,567,228	1,573,393
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	1,835,000	1,834,534
Nationstar HECM Loan Trust VRS Series 2018-1A, Class A 2.76% due 02/25/2028*(2)	368,786	368,127
OneMain Direct Auto Receivables Trust Series 2017-2A, Class A 2.31% due 12/14/2021*	866,205	864,606
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A 3.43% due 12/16/2024*	3,815,000	3,868,693
Santander Retail Auto Lease Trust Series 2019-A, Class A2 2.72% due 01/20/2022*	865,000	869,423
Securitized Term Auto Receivables Trust Series 2017-2A, Class A3 2.04% due 04/26/2021*	909,377	907,445
Securitized Term Auto Receivables Trust Series 2018-2A, Class A3 3.33% due 08/25/2022*	6,115,000	6,189,781
SFAVE Commercial Mtg. Securities Trust VRS Series 2015-5AVE, Class A2B 4.14% due 01/05/2043*(2)(5)	2,340,000	2,425,480

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
SoFi Consumer Loan Program Trust Series 2018-2, Class A1 2.93% due 04/26/2027*	$734,011	$734,841
SoFi Consumer Loan Program Trust Series 2018-4, Class A 3.54% due 11/26/2027*	2,893,231	2,926,455
Sound Point CLO, Ltd. FRS Series 2013-2RA, Class A1 3.55% (3 ML+0.95%) due 04/15/2029*(4)	4,700,000	4,659,213
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	1,070,000	1,083,919
SPS Servicer Advance Receivables Trust Series 2018-T1, Class AT1 3.62% due 10/17/2050*	1,405,000	1,424,894
Start, Ltd. Series 2019-1, Class A 4.09% due 03/15/2044*	854,464	860,182
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 3.75% (3 ML+1.16%) due 10/20/2026*(4)	4,879,764	4,882,331
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(2)	1,235,607	1,228,429
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(2)	2,415,995	2,427,118
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(2)	1,192,190	1,204,751
Treman Park CLO, Ltd. FRS Series 2015-1A, Class ARR 3.66% (3 ML+1.07%) due 10/20/2028*(4)	5,995,000	6,000,324
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 4.07% due 02/16/2043*	1,662,533	1,708,550
Verus Securitization Trust VRS Series 2019-2, Class A1 3.21% due 04/25/2059*(2)(3)	1,769,877	1,784,504
Westlake Automobile Receivables Trust Series 2018-1A, Class A2A 2.24% due 12/15/2020*	788,276	788,028

Total Asset Backed Securities (cost $136,174,837)		136,476,356

U.S. CORPORATE BONDS & NOTES — 13.6%
Applications Software — 0.3%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	4,015,000	4,035,301

Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	2,910,000	2,898,714
Volkswagen Group of America Finance LLC Company Guar. Notes 2.45% due 11/20/2019*	795,000	794,663

		3,693,377

29

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.5%
BB&T Corp. Senior Notes 3.20% due 09/03/2021	$3,580,000	$3,644,055
PNC Bank NA Senior Notes 2.60% due 07/21/2020	2,150,000	2,156,667
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	902,102

		6,702,824

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	2,250,000	2,238,276
State Street Corp. Senior Notes 2.65% due 05/15/2023	1,495,000	1,511,146

		3,749,422

Banks-Super Regional — 0.9%
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	507,441
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	3,000,000	3,006,543
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,780,000	1,798,408
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	735,000	746,444
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	1,770,000	1,819,060
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	651,035
Wells Fargo Bank NA Senior Notes 2.15% due 12/06/2019	5,000,000	4,995,300

		13,524,231

Brewery — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	3,275,000	3,443,513
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	4,584,000	4,731,433
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,653,230
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	2,040,000	2,130,747

		11,958,923

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV — 0.6%
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	$2,695,000	$2,773,347
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	2,535,000	2,734,961
Comcast Corp. Company Guar. Notes 3.97% due 11/01/2047	674,000	705,969
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	224,358
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,300,000	1,488,561
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	939,000	1,095,073

		9,022,269

Cellular Telecom — 0.2%
Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	3,550,000	3,589,238

Computers — 0.2%
Apple, Inc. Senior Notes 3.25% due 02/23/2026	1,050,000	1,097,060
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,920,248

		3,017,308

Diversified Banking Institutions — 2.5%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,547,000	1,575,380
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	2,245,000	2,340,750
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	2,645,000	2,835,180
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,352,967
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,000,000	3,103,784
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	2,075,000	2,123,546
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	2,565,000	2,680,848
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	1,155,000	1,329,638
JPMorgan Chase & Co. Senior Notes 4.45% due 12/05/2029	4,775,000	5,324,305

30

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	$2,000,000	$2,038,247
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,374,602
Morgan Stanley Senior Notes 3.63% due 01/20/2027	2,700,000	2,833,748
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,491,612

		36,404,607

E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,250,000	1,291,111
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	2,000,000	2,460,252

		3,751,363

Electric-Distribution — 0.2%
Oglethorpe Power Corp. 1st Mtg. Notes 5.25% due 09/01/2050	3,200,000	3,743,043

Electric-Integrated — 1.4%
Duke Energy Carolinas LLC 1st Mtg. Bonds 6.05% due 04/15/2038	2,000,000	2,672,348
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	1,825,000	2,395,834
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	2,191,924
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	455,000	482,252
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	625,000	681,191
Niagara Mohawk Power Corp. Senior Notes 4.28% due 12/15/2028*	1,930,000	2,123,780
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	363,000	397,647
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.60% due 06/15/2043	265,000	300,080
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	176,000	219,591
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.45% due 02/01/2041	1,195,000	1,477,862
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	2,400,000	3,099,996

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	$885,000	$879,517
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	430,000	444,622
Virginia Electric & Power Co. Senior Notes 3.50% due 03/15/2027	2,735,000	2,881,991

		20,248,635

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	5,040,000	5,046,954

Gas-Distribution — 0.5%
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	655,000	665,486
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,477,856
Southern California Gas Co. 1st Mtg. Notes 2.60% due 06/15/2026	3,610,000	3,530,984

		7,674,326

Insurance-Multi-line — 0.6%
Guardian Life Global Funding Senior Sec. Notes 2.00% due 04/26/2021*	1,140,000	1,133,488
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	6,000,000	5,952,450
Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	965,000	977,566
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	1,330,000	1,399,690

		9,463,194

Insurance-Mutual — 0.3%
New York Life Global Funding Sec. Notes 2.90% due 01/17/2024*	4,655,000	4,764,813

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	1,065,000	1,094,891

Medical Labs & Testing Services — 0.5%
Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	5,080,000	5,029,331
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	2,775,000	2,810,114

		7,839,445

31

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.7%
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	$1,700,000	$1,712,604
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	2,680,000	2,760,241
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,925,264
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,890,850

		10,288,959

Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,360,000	1,406,020
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,165,000	1,244,278

		2,650,298

Medical-Hospitals — 0.5%
Dignity Health Sec. Notes 2.64% due 11/01/2019	260,000	259,718
Dignity Health Sec. Notes 3.81% due 11/01/2024	1,242,000	1,308,090
Mercy Health Sec. Notes 3.56% due 08/01/2027	2,700,000	2,811,847
Mercy Health Senior Sec. Notes 4.30% due 07/01/2028	2,645,000	2,922,011

		7,301,666

Multimedia — 0.1%
NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	826,000	910,588

Real Estate Investment Trusts — 0.6%
SBA Tower Trust Mtg. Notes 3.16% due 10/10/2045*	3,665,000	3,670,709
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	1,495,000	1,537,156
WEA Finance LLC Company Guar. Notes 4.13% due 09/20/2028*	3,220,000	3,427,108

		8,634,973

Schools — 0.2%
Stanford University Notes 6.88% due 02/01/2024	1,970,000	2,395,469

Security Description	Principal Amount	Value (Note 2)
Special Purpose Entity — 0.1%
Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	$1,245,000	$1,390,425

Transport-Services — 0.4%
Federal Express Corp. Pass-Through Certs. Series 981A, Class A 6.72% due 07/15/2023	1,108,702	1,158,329
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	5,224,978

		6,383,307

Water — 0.1%
American Water Capital Corp. Senior Notes 2.95% due 09/01/2027	1,250,000	1,258,454

Total U.S. Corporate Bonds & Notes (cost $193,508,782)		200,538,303

FOREIGN CORPORATE BONDS & NOTES — 8.3%
Banks-Commercial — 4.9%
Bank of Montreal Notes 2.50% due 01/11/2022*	4,000,000	4,038,127
BPCE SA Sub. Notes 5.70% due 10/22/2023*	10,075,000	11,012,153
Canadian Imperial Bank of Commerce FRS Senior Notes 3.13% (3 ML+0.72%) due 06/16/2022	2,845,000	2,866,967
Canadian Imperial Bank of Commerce Notes 3.15% due 06/27/2021*	7,200,000	7,346,151
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	873,630
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,200,000	1,264,035
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,350,000	1,375,921
DNB Bank ASA Senior Notes 2.38% due 06/02/2021*	5,800,000	5,811,154
DNB Boligkreditt AS Bonds 2.50% due 03/28/2022*	1,780,000	1,800,132
ING Groep NV Senior Notes 3.95% due 03/29/2027	2,045,000	2,150,311
National Australia Bank, Ltd. Bonds 2.40% due 12/07/2021*	8,200,000	8,264,789
NBK SPC, Ltd. Company Guar. Notes 2.75% due 05/30/2022*	7,345,000	7,323,744
Royal Bank of Canada Senior Notes 2.50% due 01/19/2021	5,100,000	5,121,661

32

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	$3,000,000	$3,061,710
Swedbank AB Senior Notes 2.65% due 03/10/2021*	5,000,000	5,002,210
Toronto-Dominion Bank Notes 2.50% due 01/18/2023*	4,000,000	4,046,135

		71,358,830

Building Societies — 0.1%
Nationwide Building Society Senior Notes 3.62% due 04/26/2023*	1,180,000	1,201,752

Diversified Banking Institutions — 2.1%
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	2,145,000	2,153,494
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	390,000	394,085
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	2,025,000	2,060,327
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	2,940,000	2,998,618
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	1,175,000	1,219,576
Credit Suisse Group AG FRS Senior Notes 3.68% (3 ML+1.24%) due 06/12/2024*	3,725,000	3,735,199
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	1,155,000	1,190,694
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,650,000	1,675,373
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,605,105
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,209,332
Macquarie Group, Ltd. Senior Notes 4.15% due 03/27/2024*	4,745,000	4,946,710
Societe Generale SA Senior Notes 3.25% due 01/12/2022*	1,355,000	1,374,396

		30,562,909

Diversified Manufacturing Operations — 0.2%
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	2,485,000	2,578,879

Security Description	Principal Amount	Value (Note 2)
E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Senior Notes 2.50% due 11/28/2019	$490,000	$490,223
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	3,000,000	3,047,827

		3,538,050

Internet Application Software — 0.2%
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	2,240,000	2,287,048
Tencent Holdings, Ltd. Senior Notes 3.98% due 04/11/2029*	1,255,000	1,311,367

		3,598,415

Oil Companies-Exploration & Production — 0.3%
BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	670,000	692,546
Saudi Arabian Oil Co. Senior Notes 3.50% due 04/16/2029*	4,305,000	4,360,389

		5,052,935

Oil Companies-Integrated — 0.1%
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	1,000,000	1,049,183
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	212,269

		1,261,452

Real Estate Investment Trusts — 0.2%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 11/05/2019*	2,390,000	2,388,217

Total Foreign Corporate Bonds & Notes (cost $119,514,131)		121,541,439

FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Electric-Distribution — 0.2%
Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,459,180

Sovereign — 1.1%
Kingdom of Saudi Arabia Senior Notes 2.38% due 10/26/2021*	1,775,000	1,771,769
Kingdom of Saudi Arabia Senior Notes 2.88% due 03/04/2023*	2,835,000	2,866,894
State of Qatar Senior Bonds 2.38% due 06/02/2021*	6,060,000	6,053,116
State of Qatar Senior Notes 3.88% due 04/23/2023*	3,335,000	3,497,748

33

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
State of Qatar Senior Notes 4.00% due 03/14/2029*	$2,126,000	$2,290,765

		16,480,292

Total Foreign Government Obligations (cost $18,833,888)		19,939,472

MUNICIPAL BONDS & NOTES — 2.4%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	1,365,000	1,436,075
Bay Area Toll Authority Revenue Bonds Series S-1 7.04% due 04/01/2050	1,475,000	2,380,753
Chicago Transit Authority Revenue Bonds Series B 6.30% due 12/01/2021	170,000	178,718
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	2,385,000	3,221,658
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	196,449
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	1,910,000	2,461,799
Kansas Development Finance Authority Revenue Bonds Series C 5.37% due 05/01/2026	915,000	1,008,952
Metropolitan Transportation Authority Revenue Bonds 6.67% due 11/15/2039	815,000	1,138,327
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,466,000	1,761,296
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	355,000	463,893
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	1,070,000	1,659,795
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,120,208
Sales Tax Securitization Corp. Revenue Bonds 4.79% due 01/01/2048	2,920,000	3,323,486
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,196,724
State of California General Obligation Bonds 7.35% due 11/01/2039	1,970,000	2,978,620
State of California General Obligation Bonds 7.55% due 04/01/2039	250,000	395,780

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	$2,300,000	$2,626,370
University of California Revenue Bonds 3.35% due 07/01/2029	2,050,000	2,172,959
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,405,000	2,014,138
Utility Debt Securitization Authority Revenue Bonds 3.44% due 12/15/2025	1,695,000	1,759,901

Total Municipal Bonds & Notes (cost $32,113,156)		35,495,901

U.S. GOVERNMENT AGENCIES — 32.2%
Federal Home Loan Mtg. Corp. — 16.3%
2.50% due 10/01/2031	5,986,329	6,037,688
3.00% due 06/01/2046	9,155,078	9,282,209
3.00% due 09/01/2046	29,102,434	29,503,567
3.00% due 10/01/2046	2,124,010	2,153,067
3.00% due 11/01/2046	31,004,212	31,538,596
3.00% due 12/01/2046	36,584,823	37,092,583
3.00% due 01/01/2047	404,319	409,653
3.50% due 08/01/2047	27,339,606	28,164,251
3.50% due 10/01/2047	19,854,297	20,453,164
3.50% due 05/01/2048	2,451,659	2,520,151
3.50% due 08/01/2048	30,429,672	31,239,065
3.50% due 09/01/2048	12,378,121	12,686,496
3.50% due 11/01/2048	7,910,520	8,106,970
4.00% due 09/01/2026	548,355	571,854
4.00% due 12/01/2040	4,507,922	4,757,215
6.00% due 12/01/2039	247,311	275,895
7.50% due 05/01/2027	777	886
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2013-K713, Class B 3.26% due 04/25/2046*(2)(5)	485,000	486,583
Series 2013-K712, Class B
3.45% due 05/25/2045*(2)(5)	780,000	780,279
Series 2010-K7, Class B
5.69% due 04/25/2020*(2)(5)	1,115,000	1,136,116
Federal Home Loan Mtg. Corp. REMIC Series 4654, Class KA 3.00% due 06/15/2045(3)	7,322,162	7,532,737
Series 4758, Class CA
3.00% due 07/15/2047(3)	4,810,101	4,939,309

		239,668,334

Federal National Mtg. Assoc. — 11.7%
2.00% due 09/01/2031	380,515	376,778
2.00% due 11/01/2031	440,685	436,357
2.00% due 12/01/2031	1,440,877	1,426,724
2.47% due 05/01/2025	3,301,246	3,341,528
2.50% due 03/01/2030	5,532,033	5,576,035
2.68% due 05/01/2025	6,000,000	6,136,643
2.81% due 07/01/2025	6,000,000	6,182,428
2.98% due 07/01/2022	6,760,837	6,921,551
2.99% due 10/01/2025	2,091,585	2,176,420
3.00% due 05/01/2027	521,581	533,802
3.00% due 06/01/2027	253,236	259,185

34

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.00% due 08/01/2027	$171,022	$174,950
3.00% due 10/01/2046	9,470,424	9,627,760
3.01% due 12/01/2024	3,683,687	3,828,017
3.09% due 10/01/2025	1,006,357	1,052,227
3.12% due 05/01/2033	2,702,496	2,810,909
3.33% due 07/01/2022	5,294,000	5,461,704
3.50% due 11/01/2047	5,958,485	6,134,381
3.50% due 03/01/2048	2,798,785	2,879,434
3.50% due 11/01/2048	412,595	422,764
3.50% due 01/01/2058	2,283,000	2,345,412
4.00% due 09/01/2026	3,673,669	3,826,357
4.00% due 01/01/2046	7,447,824	7,790,002
4.00% due 02/01/2046	7,778,984	8,136,315
4.00% due 07/01/2048	213,452	221,677
4.00% due 08/01/2048	481,042	499,260
4.00% due 11/01/2048	4,215,179	4,357,401
4.50% due 11/01/2026	743,659	778,663
4.50% due 01/01/2027	568,477	590,369
4.50% due 05/01/2039	35,176	37,751
4.50% due 06/01/2039	62,379	65,183
4.50% due 08/01/2039	8,582	9,213
4.50% due 11/01/2040	726,159	769,679
4.50% due 12/01/2040	226,984	243,792
4.50% due 07/01/2041	354,588	380,850
4.50% due 06/01/2043	217,603	230,740
4.50% due 10/01/2043	210,163	219,635
4.50% due 11/01/2043	72,667	76,006
5.50% due 03/01/2038	483,096	523,117
5.50% due 06/01/2038	31,315	33,943
5.50% due 08/01/2038	33,134	35,921
5.50% due 09/01/2039	17,950	19,470
5.50% due 05/01/2040	1,878	2,004
5.50% due 06/01/2040	9,911	10,877
6.50% due 02/01/2038	53,217	62,162
6.50% due 10/01/2039	59,419	69,395
Federal National Mtg. Assoc. Multifamily REMIC Trust VRS Series 2015-M12, Class A2 2.89% due 05/25/2025(2)(5)	10,285,000	10,576,160
Federal National Mtg. Assoc. REMIC Series 2017-51, Class AP 3.00% due 10/25/2045(3)	17,306,635	17,745,431
Series 2018-80, Class GD
3.50% due 12/25/2047(3)	3,829,740	3,966,185
Series 2018-77, Class PA
3.50% due 02/25/2048(3)	6,235,470	6,454,212
Series 2019-7, Class CA
3.50% due 11/25/2057(3)	20,890,389	21,807,602
Series 2019-22, Class BA
3.50% due 12/25/2058(3)	1,080,322	1,125,810
Series 2019-28, Class JA
3.50% due 06/25/2059(3)	11,646,190	12,163,894
Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA
2.84% (1 ML+0.40%) due 10/25/2024(5)	1,443,255	1,435,067
Series 2017-M5, Class FA
2.93% (1 ML+0.49%) due 04/25/2024(5)	394,308	394,327

		172,763,479

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. — 3.1%
4.00% due 02/15/2041	$808,458	$853,747
4.00% due 09/15/2041	706,947	750,838
4.00% due 02/15/2042	5,666	5,910
4.00% due 08/15/2042	127,698	136,871
4.00% due 11/20/2048	24,843,611	25,753,353
4.50% due 05/15/2040	501,352	540,597
4.50% due 06/15/2040	588,182	634,155
4.50% due 07/15/2040	993,001	1,070,231
4.50% due 05/15/2042	147,912	158,230
4.50% due July 30 TBA	3,025,000	3,153,060
5.00% due 07/15/2033	887,087	962,539
5.00% due 10/15/2033	54,992	58,470
5.00% due 11/15/2033	9,455	10,178
5.00% due 12/15/2033	17,736	18,735
5.00% due 01/15/2034	113,971	121,166
5.00% due 02/15/2034	58,491	61,217
5.00% due 03/15/2034	4,275	4,474
5.00% due 05/15/2034	8,033	8,696
5.00% due 06/15/2035	5,490	5,960
5.00% due 09/15/2035	68,160	74,479
5.00% due 11/15/2035	22,101	23,695
5.00% due 12/15/2035	17,065	18,445
5.00% due 02/15/2036	8,379	8,811
5.00% due 03/15/2036	9,358	9,794
5.00% due 09/15/2036	2,005	2,099
5.00% due 05/15/2038	8,778	9,187
5.00% due 07/15/2038	54,588	57,131
5.00% due 08/15/2038	23,352	25,695
5.00% due 11/15/2038	65,039	71,588
5.00% due 12/15/2038	248,482	273,399
5.00% due 06/15/2039	330,567	363,673
5.00% due 08/15/2039	82,335	90,503
5.00% due 07/15/2040	42,752	44,744
5.00% due 04/15/2041	197,681	217,476
5.50% due 10/15/2032	996	1,064
5.50% due 02/15/2033	58,949	62,772
5.50% due 05/15/2033	40,906	45,650
5.50% due 06/15/2033	51,628	56,638
5.50% due 07/15/2033	9,883	10,803
5.50% due 08/15/2033	6,080	6,475
5.50% due 09/15/2033	2,986	3,283
5.50% due 11/15/2033	95,747	104,805
5.50% due 01/15/2034	14,050	15,841
5.50% due 02/15/2034	46,434	50,900
5.50% due 03/15/2034	429,067	479,298
5.50% due 04/15/2034	18,823	21,222
5.50% due 05/15/2034	34,102	36,555
5.50% due 06/15/2034	10,731	11,618
5.50% due 07/15/2034	9,172	9,877
5.50% due 08/15/2034	11,935	12,853
5.50% due 09/15/2034	144,506	153,907
5.50% due 10/15/2034	111,521	118,753
5.50% due 04/15/2036	44,185	47,854
6.00% due 06/15/2028	11,202	12,256
6.00% due 08/15/2028	23,056	25,269
6.00% due 09/15/2028	28,766	31,465
6.00% due 10/15/2028	8,933	9,772
6.00% due 12/15/2028	34,324	38,273
6.00% due 04/15/2029	1,850	2,026
6.00% due 01/15/2032	5,861	6,640
6.00% due 02/15/2032	227	249
6.00% due 07/15/2032	6,268	6,884
6.00% due 09/15/2032	10,502	11,490
6.00% due 10/15/2032	157,849	175,019
6.00% due 11/15/2032	7,861	8,599

35

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.00% due 01/15/2033	$1,909	$2,090
6.00% due 02/15/2033	8,081	9,221
6.00% due 03/15/2033	19,112	21,306
6.00% due 04/15/2033	42,902	46,965
6.00% due 05/15/2033	74,858	81,923
6.00% due 12/15/2033	18,079	20,621
6.00% due 08/15/2034	3,284	3,669
6.00% due 09/15/2034	50,717	55,479
6.00% due 10/15/2034	34,262	38,173
6.00% due 05/15/2036	16,698	19,062
6.00% due 06/15/2036	201,958	230,681
6.00% due 07/15/2036	2,315,802	2,631,337
6.00% due 08/15/2036	59,860	68,364
6.00% due 12/15/2036	121,921	139,237
6.00% due 02/15/2037	51,424	58,739
6.00% due 08/15/2037	43,504	49,688
6.00% due 01/15/2038	196,602	224,455
6.00% due 03/15/2038	126,898	144,926
6.00% due 07/15/2038	72,458	82,799
6.00% due 08/15/2038	167,640	189,483
6.00% due 09/15/2038	311,110	355,126
6.00% due 10/15/2038	401,054	456,649
6.00% due 11/15/2038	156,954	176,098
6.00% due 12/15/2038	149,474	170,486
6.00% due 01/15/2039	125,250	141,403
6.00% due 02/15/2039	94,773	107,495
6.00% due 04/15/2039	72,283	79,165
6.00% due 12/15/2039	97,096	110,925
6.00% due 03/15/2040	191,421	209,956
6.00% due 04/15/2040	39,941	45,640
6.00% due 06/15/2041	134,111	153,106
6.50% due 06/15/2023	1,805	1,983
6.50% due 07/15/2023	8,193	9,001
6.50% due 08/15/2023	1,170	1,285
6.50% due 10/15/2023	5,240	5,758
6.50% due 11/15/2023	9,371	10,294
6.50% due 12/15/2023	26,622	29,246
6.50% due 02/15/2027	985	1,087
6.50% due 12/15/2027	1,421	1,561
6.50% due 01/15/2028	14,596	16,035
6.50% due 02/15/2028	5,927	6,511
6.50% due 03/15/2028	18,528	20,505
6.50% due 04/15/2028	9,492	10,449
6.50% due 05/15/2028	33,234	36,510
6.50% due 06/15/2028	39,369	43,335
6.50% due 07/15/2028	42,428	46,608
6.50% due 08/15/2028	27,507	30,373
6.50% due 09/15/2028	42,082	46,242
6.50% due 10/15/2028	32,898	36,261
6.50% due 11/15/2028	37,359	41,297
6.50% due 12/15/2028	32,331	35,658
6.50% due 02/15/2029	4,890	5,372
6.50% due 03/15/2029	13,259	14,567
6.50% due 04/15/2029	5,036	5,533
6.50% due 05/15/2029	51,436	56,508
6.50% due 06/15/2029	5,844	6,420
6.50% due 03/15/2031	2,071	2,274
6.50% due 04/15/2031	465	539
6.50% due 05/15/2031	43,853	48,316
6.50% due 06/15/2031	38,164	41,927
6.50% due 07/15/2031	101,514	112,716
6.50% due 08/15/2031	17,609	19,366
6.50% due 09/15/2031	71,773	78,851

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
6.50% due 10/15/2031	$27,067	$30,418
6.50% due 11/15/2031	28,720	31,552
6.50% due 01/15/2032	105,681	116,673
6.50% due 02/15/2032	42,678	46,887
6.50% due 04/15/2032	11,764	12,924
6.50% due 05/15/2032	14,818	16,280
7.00% due 11/15/2031	17,097	18,982
7.00% due 03/15/2032	14,384	16,507
7.00% due 01/15/2033	18,781	21,795
7.00% due 05/15/2033	49,072	56,677
7.00% due 07/15/2033	34,034	38,922
7.00% due 11/15/2033	48,786	56,400
8.00% due 10/15/2029	355	356
8.00% due 12/15/2029	1,417	1,420
8.00% due 01/15/2030	14,418	14,896
8.00% due 03/15/2030	110	110
8.00% due 04/15/2030	15,448	15,575
8.00% due 08/15/2030	1,343	1,346
8.00% due 09/15/2030	18,166	18,558
8.00% due 11/15/2030	1,572	1,656
8.00% due 02/15/2031	33,830	36,272
8.00% due 03/15/2031	9,289	9,312
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(3)	29,952	32,317
Series 2005-74, Class HB
7.50% due 09/16/2035(3)	201,408	226,188
Series 2005-74, Class HC
7.50% due 09/16/2035(3)	93,282	107,757

		45,053,691

Resolution Funding Corp — 0.2%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,447,891

Uniform Mtg. Backed Securities — 0.9%
2.50% due July 30 TBA	1,800,000	1,787,344
3.00% due July 15 TBA	10,925,000	11,139,764

		12,927,108

Total U.S. Government Agencies (cost $463,587,693)		472,860,503

U.S. GOVERNMENT TREASURIES — 30.7%
United States Treasury Bonds — 8.5%
2.50% due 02/15/2045	10,270,000	10,231,086
2.50% due 05/15/2046(9)	915,000	909,710
2.75% due 08/15/2047	2,965,000	3,094,487
2.75% due 11/15/2047	19,733,000	20,597,090
2.88% due 05/15/2043	31,130,000	33,294,508
2.88% due 08/15/2045	6,205,000	6,631,836
2.88% due 05/15/2049	1,320,000	1,416,112
3.00% due 02/15/2047	2,520,000	2,763,633
3.00% due 02/15/2048	3,625,000	3,971,216
3.00% due 08/15/2048	15,365,000	16,851,084
3.00% due 02/15/2049	5,455,000	5,991,124
3.38% due 05/15/2044	2,895,000	3,364,080
3.63% due 02/15/2044	13,550,000	16,373,270

		125,489,236

United States Treasury Notes — 22.2%
0.50% due 01/15/2028 TIPS(6)	25,683,405	26,101,116
1.38% due 09/30/2020	5,000,000	4,967,969
1.50% due 03/31/2023	23,610,000	23,413,557
1.75% due 06/30/2022	18,000,000	18,022,500

36

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.88% due 04/30/2022	$3,875,000	$3,890,591
1.88% due 07/31/2022	4,000,000	4,017,969
2.00% due 11/30/2020	8,980,000	8,998,591
2.13% due 12/31/2022	23,290,000	23,607,508
2.13% due 03/31/2024	8,290,000	8,428,598
2.25% due 04/30/2024	8,775,000	8,974,151
2.38% due 05/15/2029	23,960,000	24,760,227
2.50% due 01/31/2021	21,640,000	21,866,544
2.50% due 01/31/2024	6,200,000	6,403,438
2.63% due 06/30/2023	13,360,000	13,818,728
2.63% due 12/31/2023	23,000,000	23,866,094
2.63% due 02/15/2029	8,940,000	9,427,509
2.88% due 09/30/2023	14,325,000	14,985,853
2.88% due 10/31/2023	32,065,000	33,569,299
2.88% due 08/15/2028	43,585,000	46,836,850

		325,957,092

Total U.S. Government Treasuries (cost $429,244,411)		451,446,328

Total Long-Term Investment Securities (cost $1,392,976,898)		1,438,298,302

REPURCHASE AGREEMENTS — 3.5%
Bank of America Securities LLC Joint Repurchase Agreement(7)	10,605,000	10,605,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	8,835,000	8,835,000
BNP Paribas SA Joint Repurchase Agreement(7)	10,605,000	10,605,000
Deutsche Bank AG Joint Repurchase Agreement(7)	9,745,000	9,745,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	11,675,000	11,675,000

Total Repurchase Agreements (cost $51,465,000)		51,465,000

TOTAL INVESTMENTS (cost $1,444,441,898)(8)	101.3%	1,489,763,302
Liabilities in excess of other assets	(1.3)	(19,276,538)

NET ASSETS	100.0%	$1,470,486,764

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2019, the aggregate value of these securities was $292,104,928 representing 19.9% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Collateralized Mortgage Obligation
(4)	Collateralized Loan Obligation
(5)	Commercial Mortgage Backed Security
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreement.
(8)	See Note 6 for cost of investments on a tax basis.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of registered interest and principal of securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates on FRS and VRS are the current interest rates at June 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

62	Long	U.S. Treasury 5 Year Notes	September 2019	$7,234,938	$7,325,688	$90,750

						Unrealized (Depreciation)

19	Short	U.S. Treasury 10 Year Ultra Notes	September 2019	2,554,609	2,624,375	(69,766)

		Net Unrealized Appreciation (Depreciation)				$20,984

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

37

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities:
Diversified Financial Services	$—	$135,826,357	$649,999	$136,476,356
U.S. Corporate Bonds & Notes	—	200,538,303	—	200,538,303
Foreign Corporate Bonds & Notes	—	121,541,439	—	121,541,439
Foreign Government Obligations	—	19,939,472	—	19,939,472
Municipal Bond & Notes	—	35,495,901	—	35,495,901
U.S. Government Agencies	—	472,860,503	—	472,860,503
U.S. Government Treasuries	—	451,446,328	—	451,446,328
Repurchase Agreements	—	51,465,000	—	51,465,000

Total Investments at Value	$—	$1,489,113,303	$649,999	$1,489,763,302

Other Financial Instruments:+

Futures Contracts	$90,750	$—	$—	$90,750

LIABILITIES:
Other Financial Instruments:+

Futures Contracts	$69,766	$—	$—	$69,766

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

38

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO PROFILE — June 30, 2019 (unaudited)

Industry Allocation*

Sovereign	22.1%
United States Treasury Notes	9.5
Diversified Banking Institutions	2.8
Aerospace/Defense-Equipment	2.6
Banks-Commercial	2.6
United States Treasury Bonds	2.5
Repurchase Agreements	2.4
Commercial Services-Finance	2.2
E-Commerce/Products	2.0
Applications Software	1.9
Retail-Discount	1.9
Electronic Components-Semiconductors	1.8
Aerospace/Defense	1.8
Food-Misc./Diversified	1.7
Medical Instruments	1.7
Diagnostic Equipment	1.6
Internet Content-Entertainment	1.3
Insurance-Multi-line	1.3
Medical Products	1.3
Oil Companies-Integrated	1.3
Finance-Credit Card	1.2
Finance-Other Services	1.2
Internet Application Software	1.2
Diversified Manufacturing Operations	1.2
Web Portals/ISP	1.2
Telephone-Integrated	1.1
Auto-Cars/Light Trucks	1.1
Computer Services	1.0
Medical-HMO	1.0
Entertainment Software	1.0
Auto/Truck Parts & Equipment-Original	1.0
Cable/Satellite TV	1.0
Cosmetics & Toiletries	0.9
Transport-Rail	0.9
Enterprise Software/Service	0.9
Building-Heavy Construction	0.8
Oil Companies-Exploration & Production	0.8
Retail-Building Products	0.8
Industrial Automated/Robotic	0.8
Hotels/Motels	0.8
Gas-Distribution	0.7
Data Processing/Management	0.7
Exchange-Traded Funds	0.7
Veterinary Diagnostics	0.7
Finance-Investment Banker/Broker	0.7
Electric-Generation	0.6
Real Estate Operations & Development	0.6
Athletic Footwear	0.6
Electronic Forms	0.6
Insurance-Life/Health	0.6
Real Estate Management/Services	0.6
Commercial Services	0.6
Diversified Minerals	0.5
Medical-Drugs	0.5
Apparel Manufacturers	0.5
Schools	0.5
Retail-Restaurants	0.5
Transport-Equipment & Leasing	0.5
Insurance-Property/Casualty	0.4
Electronic Measurement Instruments	0.4
Textile-Apparel	0.4

Human Resources	0.4%
Internet Content-Information/News	0.3
Real Estate Investment Trusts	0.3
Financial Guarantee Insurance	0.3
Machinery-Construction & Mining	0.3
Electronic Components-Misc.	0.3
Medical-Hospitals	0.3
Transport-Truck	0.2
Electric-Integrated	0.1
Multimedia	0.1

100.7%

*	Calculated as a percentage of net assets

39

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 62.9%
Aerospace/Defense — 1.8%
Boeing Co.	336	$122,307
General Dynamics Corp.	2,325	422,732
Lockheed Martin Corp.	1,239	450,426

		995,465

Aerospace/Defense-Equipment — 2.6%
Airbus SE	3,939	558,530
L3Harris Technologies, Inc.	1,698	321,143
Safran SA	4,029	590,375

		1,470,048

Apparel Manufacturers — 0.5%
Under Armour, Inc., Class A†	11,482	291,069

Applications Software — 1.9%
Intuit, Inc.	1,112	290,599
Microsoft Corp.	2,664	356,869
salesforce.com, Inc.†	1,224	185,718
ServiceNow, Inc.†	913	250,682

		1,083,868

Athletic Footwear — 0.6%
NIKE, Inc., Class B	4,017	337,227

Auto-Cars/Light Trucks — 1.1%
Ferrari NV	1,942	315,363
General Motors Co.	7,562	291,364

		606,727

Auto/Truck Parts & Equipment-Original — 1.0%
Aptiv PLC	3,292	266,093
Delphi Technologies PLC	6,833	136,660
Valeo SA	4,183	136,073

		538,826

Banks-Commercial — 2.6%
Banco Bradesco SA ADR	24,091	236,574
FinecoBank Banca Fineco SpA	10,850	121,031
First Republic Bank	1,340	130,851
HDFC Bank, Ltd. ADR	4,330	563,073
ING Groep NV	18,821	218,247
Itau Unibanco Holding SA (Preference Shares)	18,500	174,693

		1,444,469

Building-Heavy Construction — 0.8%
China Tower Corp., Ltd.*	1,790,464	471,055

Cable/Satellite TV — 0.9%
Charter Communications, Inc., Class A†	1,237	488,838

Commercial Services — 0.6%
Intertek Group PLC	4,388	307,412

Commercial Services-Finance — 2.2%
FleetCor Technologies, Inc.†	1,172	329,156
Global Payments, Inc.	1,760	281,829
IHS Markit, Ltd.†	6,252	398,377
PayPal Holdings, Inc.†	1,719	196,757

		1,206,119

Computer Services — 0.8%
Capgemini SE	3,753	466,976

Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries — 0.9%
Beiersdorf AG	886	$106,349
Shiseido Co., Ltd.	5,442	411,021

		517,370

Data Processing/Management — 0.7%
Fidelity National Information Services, Inc.	3,244	397,974

Diagnostic Equipment — 1.6%
Danaher Corp.	3,745	535,235
Thermo Fisher Scientific, Inc.	1,263	370,918

		906,153

Diversified Banking Institutions — 2.8%
Banco Santander SA	64,650	300,484
Bank of America Corp.	18,166	526,814
JPMorgan Chase & Co.	6,764	756,215

		1,583,513

Diversified Manufacturing Operations — 1.2%
Parker-Hannifin Corp.	2,129	361,951
Siemens AG	2,571	305,601

		667,552

Diversified Minerals — 0.5%
Anglo American PLC	10,629	304,033

E-Commerce/Products — 2.0%
Alibaba Group Holding, Ltd. ADR†	859	145,557
Amazon.com, Inc.†	479	907,049
Wayfair, Inc., Class A†	528	77,088

		1,129,694

Electric-Generation — 0.6%
E.ON SE	32,354	351,388

Electronic Components-Misc. — 0.3%
Flex, Ltd.†	15,175	145,225

Electronic Components-Semiconductors — 1.8%
Advanced Micro Devices, Inc.†	9,072	275,517
Broadcom, Inc.	1,659	477,560
Marvell Technology Group, Ltd.	11,337	270,614

		1,023,691

Electronic Forms — 0.6%
Adobe, Inc.†	1,131	333,249

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	2,993	223,487

Enterprise Software/Service — 0.9%
Guidewire Software, Inc.†	2,742	277,984
Workday, Inc., Class A†	960	197,357

		475,341

Entertainment Software — 1.0%
Activision Blizzard, Inc.	6,636	313,219
Electronic Arts, Inc.†	2,475	250,619

		563,838

Finance-Credit Card — 1.2%
Visa, Inc., Class A	3,989	692,291

Finance-Investment Banker/Broker — 0.7%
TD Ameritrade Holding Corp.	7,250	361,920

40

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Other Services — 1.2%
Hong Kong Exchanges & Clearing, Ltd.	3,855	$136,259
Intercontinental Exchange, Inc.	6,367	547,180

		683,439

Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	3,952	166,300

Food-Misc./Diversified — 1.7%
Nestle SA	6,836	707,723
Post Holdings, Inc.†	2,425	252,127

		959,850

Gas-Distribution — 0.7%
UGI Corp.	7,584	405,061

Hotels/Motels — 0.8%
Marriott International, Inc., Class A	3,010	422,273

Human Resources — 0.4%
Recruit Holdings Co., Ltd.	6,049	202,224

Industrial Automated/Robotic — 0.8%
Keyence Corp.	694	426,490

Insurance-Life/Health — 0.6%
AIA Group, Ltd.	30,310	327,671

Insurance-Multi-line — 1.3%
Allianz SE	1,820	438,648
Ping An Insurance Group Co. of China, Ltd.	24,973	300,568

		739,216

Insurance-Property/Casualty — 0.4%
Tokio Marine Holdings, Inc.	4,500	225,836

Internet Application Software — 1.2%
Tencent Holdings, Ltd.	14,899	674,038

Internet Content-Entertainment — 1.3%
Facebook, Inc., Class A†	2,991	577,263
Netflix, Inc.†	476	174,844

		752,107

Internet Content-Information/News — 0.3%
Spotify Technology SA†	1,243	181,751

Machinery-Construction & Mining — 0.3%
Komatsu, Ltd.	6,123	148,380

Medical Instruments — 1.7%
Alcon, Inc.†	6,163	381,171
Intuitive Surgical, Inc.†	493	258,603
Medtronic PLC	3,209	312,524

		952,298

Medical Products — 1.3%
Abbott Laboratories	6,243	525,036
Koninklijke Philips NV	4,568	198,417

		723,453

Medical-Drugs — 0.5%
Bausch Health Cos., Inc.†	7,825	197,346
WuXi AppTec Co., Ltd.*	10,762	94,465

		291,811

Security Description	Shares	Value (Note 2)
Medical-HMO — 1.0%
UnitedHealth Group, Inc.	2,318	$565,615

Medical-Hospitals — 0.3%
HCA Healthcare, Inc.	1,065	143,956

Oil Companies-Exploration & Production — 0.8%
Concho Resources, Inc.	1,237	127,634
Encana Corp.	25,408	130,382
EOG Resources, Inc.	2,240	208,678

		466,694

Oil Companies-Integrated — 1.3%
TOTAL SA	12,812	716,846

Real Estate Investment Trusts — 0.3%
Boston Properties, Inc.	1,339	172,731

Real Estate Management/Services — 0.6%
Vonovia SE	6,477	309,330

Real Estate Operations & Development — 0.6%
Mitsui Fudosan Co., Ltd.	14,448	350,814

Retail-Building Products — 0.8%
Lowe’s Cos., Inc.	4,473	451,370

Retail-Discount — 1.9%
Walmart, Inc.	9,442	1,043,247

Retail-Restaurants — 0.5%
Domino’s Pizza, Inc.	929	258,522

Schools — 0.5%
New Oriental Education & Technology Group, Inc. ADR†	2,912	281,241

Telephone-Integrated — 1.0%
Verizon Communications, Inc.	10,213	583,469

Textile-Apparel — 0.4%
LVMH Moet Hennessy Louis Vuitton SE	514	218,805

Transport-Equipment & Leasing — 0.5%
AerCap Holdings NV†	4,839	251,676

Transport-Rail — 0.9%
CSX Corp.	6,218	481,087

Transport-Truck — 0.2%
Old Dominion Freight Line, Inc.	800	119,408

Veterinary Diagnostics — 0.7%
Elanco Animal Health, Inc.†	11,320	382,616

Web Portals/ISP — 1.2%
Alphabet, Inc., Class C†	598	646,384

Total Common Stocks (cost $32,155,228)		35,110,827

EXCHANGE-TRADED FUNDS — 0.7%
iShares MSCI Japan ETF	2,006	109,488
SPDR S&P 500 Trust ETF	961	281,573

Total Exchange-Traded Funds (cost $367,638)		391,061

41

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description		Principal Amount(1)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 0.6%
Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 3.45% due 10/01/2021		$45,000	$46,301

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 2.85% due 05/13/2022		100,000	101,705

Electric-Integrated — 0.1%
Florida Power & Light Co. FRS Senior Notes 2.97% (3 ML+0.40%) due 05/06/2022		85,000	85,039

Multimedia — 0.1%
Viacom, Inc. Senior Notes 4.50% due 03/01/2021		30,000	30,919

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 2.80% due 02/17/2021		50,000	50,313

Total U.S. Corporate Bonds & Notes (cost $310,415)			314,277

FOREIGN GOVERNMENT OBLIGATIONS — 22.1%
Sovereign — 22.1%
Commonwealth of Australia Senior Notes 2.25% due 11/21/2022	AUD	60,000	43,918
Commonwealth of Australia Senior Notes 2.75% due 11/21/2027	AUD	181,000	141,923
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	43,000	37,087
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	25,000	22,015
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	25,000	19,096
Federal Republic of Germany Bonds zero coupon due 10/08/2021	EUR	317,000	366,709
Federal Republic of Germany Bonds zero coupon due 10/07/2022	EUR	45,000	52,443
Federal Republic of Germany Bonds zero coupon due 04/05/2024	EUR	85,000	99,751
Federal Republic of Germany Bonds 0.50% due 02/15/2028	EUR	64,000	78,663
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	78,000	138,590

Security Description		Principal Amount(1)	Value (Note 2)
Sovereign (continued)
Federal Republic of Germany Bonds 4.25% due 07/04/2039	EUR	42,000	$87,651
Government of Canada Bonds 0.75% due 03/01/2021	CAD	125,000	94,246
Government of Canada Bonds 1.50% due 06/01/2023	CAD	96,000	73,558
Government of Canada Bonds 1.50% due 06/01/2026	CAD	70,000	53,703
Government of Canada Bonds 2.25% due 06/01/2029	CAD	171,000	140,020
Government of Canada Bonds 3.50% due 12/01/2045	CAD	42,000	44,482
Government of Canada Bonds 4.00% due 06/01/2041	CAD	15,000	16,278
Government of France Bonds zero coupon due 02/25/2021	EUR	30,000	34,498
Government of France Bonds zero coupon due 05/25/2021	EUR	100,000	115,179
Government of France Bonds zero coupon due 02/25/2022	EUR	278,000	321,248
Government of France Bonds zero coupon due 03/25/2025	EUR	173,000	201,194
Government of France Bonds 0.50% due 05/25/2029	EUR	85,000	101,494
Government of France Bonds 0.75% due 05/25/2028	EUR	324,000	396,916
Government of France Bonds 2.00% due 05/25/2048*	EUR	20,000	29,279
Government of France Bonds 3.25% due 05/25/2045	EUR	128,000	230,264
Government of France Bonds 4.00% due 04/25/2055	EUR	3,000	6,508
Government of France Bonds 4.50% due 04/25/2041	EUR	40,000	81,607
Government of Japan Senior Bonds 0.10% due 06/20/2020	JPY	35,000,000	325,572
Government of Japan Senior Notes 0.10% due 11/01/2020	JPY	42,000,000	391,169

42

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description		Principal Amount(1)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Japan Senior Notes 0.10% due 03/20/2027	JPY	27,750,000	$264,497
Government of Japan Senior Notes 0.10% due 03/20/2029	JPY	4,200,000	39,951
Government of Japan Senior Notes 0.20% due 06/20/2036	JPY	42,300,000	395,717
Government of Japan Senior Notes 0.30% due 12/20/2024	JPY	20,500,000	196,010
Government of Japan Senior Notes 0.30% due 06/20/2046	JPY	6,800,000	62,464
Government of Japan Senior Notes 0.40% due 03/20/2056	JPY	11,100,000	102,692
Government of Japan Senior Notes 0.60% due 06/20/2024	JPY	11,900,000	115,108
Government of Japan Senior Notes 0.80% due 09/20/2022	JPY	8,600,000	82,411
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	2,200,000	21,317
Government of Japan Senior Notes 0.80% due 09/20/2047	JPY	24,700,000	256,496
Government of Japan Senior Notes 0.90% due 06/20/2022	JPY	23,450,000	224,762
Government of Japan Senior Notes 1.20% due 06/20/2021	JPY	6,500,000	61,971
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	57,300,000	655,829
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	5,400,000	67,256
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	3,400,000	42,879
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	17,300,000	196,079
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	19,600,000	254,012
Government of Malaysia Senior Notes 3.42% due 08/15/2022	MYR	75,000	18,171
Government of Malaysia Senior Notes 4.13% due 04/15/2032	MYR	100,000	24,824
Government of New Zealand Senior Notes 3.00% due 04/20/2029	NZD	154,000	116,796

Security Description		Principal Amount(1)	Value (Note 2)
Sovereign (continued)
Kingdom of Belgium Senior Notes 0.50% due 10/22/2024*	EUR	45,000	$53,640
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	40,000	48,895
Kingdom of Belgium Senior Notes 0.80% due 06/22/2028*	EUR	83,000	101,456
Kingdom of Belgium Senior Notes 1.70% due 06/22/2050*	EUR	30,000	40,148
Kingdom of Belgium Notes 4.00% due 03/28/2022	EUR	63,000	80,879
Kingdom of Belgium Bonds 4.25% due 03/28/2041*	EUR	36,000	69,705
Kingdom of Denmark Bonds 1.75% due 11/15/2025	DKK	180,000	31,551
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	122,000	35,495
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	564,000	68,006
Kingdom of Spain Bonds 0.05% due 01/31/2021	EUR	78,000	89,336
Kingdom of Spain Senior Notes 0.25% due 07/30/2024*	EUR	160,000	185,708
Kingdom of Spain Bonds 0.35% due 07/30/2023	EUR	36,000	41,929
Kingdom of Spain Senior Notes 1.45% due 04/30/2029*	EUR	202,000	252,993
Kingdom of Spain Bonds 1.50% due 04/30/2027*	EUR	133,000	166,600
Kingdom of Spain Senior Notes 2.35% due 07/30/2033*	EUR	30,000	41,422
Kingdom of Spain Senior Notes 2.70% due 10/31/2048*	EUR	22,000	32,889
Kingdom of Spain Senior Notes 2.90% due 10/31/2046*	EUR	20,000	30,899
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	20,000	38,718
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	34,000	66,677
Kingdom of Sweden Bonds 0.75% due 11/12/2029*	SEK	180,000	20,833
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	40,000	6,716

43

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description		Principal Amount(1)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Kingdom of Sweden Bonds 5.00% due 12/01/2020	SEK	225,000	$26,169
Kingdom of the Netherlands Bonds zero coupon due 01/15/2024*	EUR	53,000	61,896
Kingdom of the Netherlands Bonds 0.25% due 07/15/2029*	EUR	40,000	47,351
Kingdom of the Netherlands Bonds 0.50% due 01/15/2040*	EUR	35,000	41,762
Kingdom of the Netherlands Bonds 1.75% due 07/15/2023*	EUR	70,000	87,418
Kingdom of the Netherlands Bonds 2.75% due 01/15/2047*	EUR	18,000	33,746
Republic of Austria Senior Notes zero coupon due 07/15/2024*	EUR	75,000	87,350
Republic of Austria Senior Notes 0.50% due 02/20/2029*	EUR	106,000	126,959
Republic of Austria Senior Notes 1.50% due 02/20/2047*	EUR	24,000	32,934
Republic of Austria Senior Notes 2.40% due 05/23/2034*	EUR	15,000	22,256
Republic of Austria Senior Notes 3.15% due 06/20/2044*	EUR	15,000	27,251
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	30,000	38,261
Republic of Finland Senior Notes 0.50% due 09/15/2029*	EUR	10,000	11,980
Republic of Finland Senior Bonds 1.13% due 04/15/2034*	EUR	5,000	6,418
Republic of Finland Senior Notes 1.38% due 04/15/2047*	EUR	12,000	16,592
Republic of Finland Senior Notes 2.00% due 04/15/2024*	EUR	15,000	19,151
Republic of Ireland Bonds 0.90% due 05/15/2028	EUR	30,000	36,714
Republic of Ireland Bonds 2.00% due 02/18/2045	EUR	13,000	18,370
Republic of Ireland Bonds 5.40% due 03/13/2025	EUR	39,000	58,729
Republic of Italy Senior Notes 0.05% due 04/15/2021	EUR	125,000	141,712

Security Description		Principal Amount(1)	Value (Note 2)
Sovereign (continued)
Republic of Italy Bonds 0.95% due 03/01/2023	EUR	60,000	$68,162
Republic of Italy Bonds 1.00% due 07/15/2022	EUR	188,000	214,993
Republic of Italy Bonds 1.85% due 05/15/2024	EUR	209,000	244,274
Republic of Italy Bonds 2.05% due 08/01/2027	EUR	195,000	226,427
Republic of Italy Bonds 3.00% due 08/01/2029	EUR	155,000	191,000
Republic of Italy Senior Notes 3.10% due 03/01/2040*	EUR	95,000	113,231
Republic of Italy Notes 3.35% due 03/01/2035*	EUR	18,000	22,587
Republic of Italy Bonds 3.85% due 09/01/2049*	EUR	55,000	72,274
Republic of Italy Bonds 5.00% due 09/01/2040*	EUR	35,000	53,188
Republic of Poland Bonds 2.50% due 07/25/2026	PLN	216,000	58,834
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	65,000	19,563
Republic of Singapore Senior Notes 3.50% due 03/01/2027	SGD	40,000	32,875
Republic of South Africa Senior Notes 8.25% due 03/31/2032	ZAR	1,302,000	86,106
United Kingdom Gilt Treasury Bonds 1.00% due 04/22/2024	GBP	427,000	551,660
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2027	GBP	45,000	59,350
United Kingdom Gilt Treasury Bonds 1.63% due 10/22/2028	GBP	78,000	106,031
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	115,000	151,448
United Kingdom Gilt Treasury Bonds 2.50% due 07/22/2065	GBP	25,000	43,796
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	45,000	81,770
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	27,000	55,136
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	30,000	55,213

44

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Security Description		Principal Amount(1)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	155,000	$319,794
United Mexican States Senior Notes 8.50% due 11/18/2038	MXN	314,000	17,510
United Mexican States Bonds 10.00% due 12/05/2024	MXN	759,900	44,142
United Mexican States Bonds 10.00% due 11/20/2036	MXN	543,800	34,372

Total Foreign Government Obligations (cost $11,867,311)			12,315,553

U.S. GOVERNMENT TREASURIES — 12.0%
United States Treasury Bonds — 2.5%
2.50% due 05/15/2046		$230,000	228,670
3.00% due 11/15/2045		83,000	90,833
3.00% due 02/15/2048		460,000	503,934
3.13% due 05/15/2048		65,000	72,937
4.38% due 11/15/2039		86,000	114,346
5.00% due 05/15/2037		285,000	401,828

			1,412,548

United States Treasury Notes — 9.5%
1.38% due 08/31/2023		269,000	265,091
2.00% due 11/30/2020		325,000	325,673
2.00% due 02/28/2021		91,000	91,274
2.00% due 11/15/2026		170,000	171,295
2.13% due 08/15/2021(2)		1,233,000	1,242,392
2.13% due 06/30/2022		745,000	753,789
2.38% due 08/15/2024		160,000	164,687
2.50% due 05/15/2024		1,180,000	1,220,516
2.75% due 02/15/2028		1,006,000	1,069,661

			5,304,378

Total U.S. Government Treasuries (cost $6,519,248)			6,716,926

Total Long-Term Investment Securities (cost $51,219,840)			54,848,644

REPURCHASE AGREEMENTS — 2.4%
Bank of America Securities LLC Joint Repurchase Agreement(3)		280,000	280,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)		230,000	230,000
BNP Paribas SA Joint Repurchase Agreement(3)		280,000	280,000

Security Description	Principal Amount(1)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(3)	$255,000	$255,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	320,000	320,000

Total Repurchase Agreements (cost $1,365,000)		1,365,000

TOTAL INVESTMENTS (cost $52,584,840)(4)	100.7%	56,213,644
Liabilities in excess of other assets	(0.7)	(412,720)

NET ASSETS	100.0%	$55,800,924

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2019, the aggregate value of these securities was $2,735,993 representing 4.9% of net assets.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.
ADR	— American Depository Receipt
ETF	— Exchange-Traded Fund
FRS	— Floating Rate Security

The rates shown on FRS are the current rates at June 30, 2019 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

3 ML — 3 Month USD Libor

Currency Legend

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — British Sterling Pound

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

ZAR — South African Rand

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

2	Long	Australian 10 Year Bonds	September 2019	$200,324	$201,699	$1,375

4	Long	U.S. Treasury 5 Year Notes	September 2019	466,758	472,625	5,867

3	Long	U.S. Treasury 10 Year Notes	September 2019	378,187	383,906	5,719

						$12,961

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract. Notional value represents the current value of the open contract.

45

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Australia and New Zealand Banking Group Ltd.	JPY	202,447,000	USD	1,866,688	07/03/2019	$—	$(11,192)

	USD	382,370	JPY	41,469,000	07/03/2019	2,293	—

						2,293	(11,192)

Bank of America, N.A.	CAD	546,000	USD	416,632	08/06/2019	—	(636)

	DKK	439,000	USD	67,052	08/06/2019	—	(31)

	EUR	124,000	USD	140,942	07/03/2019	—	(70)

	NOK	442,000	USD	51,866	08/06/2019	—	(7)

	NZD	2,000	USD	1,318	07/03/2019	—	(25)

	USD	416,317	CAD	546,000	07/03/2019	630	—

	USD	66,854	DKK	439,000	07/03/2019	30	—

	USD	140,345	JPY	15,079,000	07/03/2019	—	(473)

						660	(1,242)

Bank of Montreal	JPY	121,468,000	USD	1,119,908	07/03/2019	—	(6,819)

	USD	229,397	JPY	24,881,000	07/03/2019	1,397	—

						1,397	(6,819)

Barclays Bank PLC	AUD	25,000	USD	17,498	07/03/2019	—	(54)

	AUD	435,000	USD	304,852	08/06/2019	—	(907)

	CAD	11,000	USD	8,353	07/03/2019	—	(47)

	CHF	19,000	USD	19,405	07/03/2019	—	(60)

	EUR	5,569,000	USD	6,226,042	07/03/2019	—	(107,009)

	EUR	5,780,000	USD	6,590,950	08/06/2019	—	(342)

	GBP	1,000	USD	1,276	07/03/2019	6	—

	GBP	1,129,000	USD	1,437,902	08/06/2019	1,659	—

	JPY	103,000	USD	952	07/03/2019	—	(3)

	NOK	70,000	USD	8,113	07/03/2019	—	(93)

	NZD	10,000	USD	6,585	07/03/2019	—	(133)

	SEK	88,000	USD	9,398	07/03/2019	—	(79)

	USD	305,867	AUD	437,000	07/03/2019	939	—

	USD	6,802	CAD	9,000	07/03/2019	71	—

	USD	2,013	CHF	2,000	07/03/2019	36	—

	USD	6,554,278	EUR	5,764,000	07/03/2019	527	—

	USD	1,440,635	GBP	1,133,000	07/03/2019	—	(1,708)

	USD	301,803	JPY	32,489,000	07/03/2019	—	(438)

	USD	5,082	NOK	44,000	07/03/2019	76	—

	USD	3,339	NZD	5,000	07/03/2019	20	—

	USD	4,819	SEK	45,000	07/03/2019	28	—

	USD	83,621	ZAR	1,185,000	07/03/2019	501	—

	USD	10,512	AUD	15,000	08/06/2019	32	—

	USD	3,062	CAD	4,000	08/06/2019	—	(5)

	USD	17,441	CHF	17,000	08/06/2019	31	—

	USD	46,755	EUR	41,000	08/06/2019	—	(1)

	ZAR	1,185,000	USD	83,272	08/06/2019	—	(497)

						3,926	(111,376)

BNP Paribas SA	EUR	65,000	USD	74,114	07/03/2019	196	—

	GBP	23,000	USD	29,034	07/03/2019	—	(177)

	NZD	180,000	USD	118,794	07/03/2019	—	(2,133)

	NZD	174,000	USD	116,790	08/06/2019	—	(194)

	SEK	662,000	USD	69,601	07/03/2019	—	(1,693)

46

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

	USD	136,493	NZD	204,000	07/03/2019	$557	$—

	USD	4,027	NZD	6,000	08/06/2019	7	—

						760	(4,197)

Canadian Imperial Bank of Commerce	EUR	26,000	USD	29,044	07/03/2019	—	(523)

	JPY	2,000,000	USD	18,464	07/03/2019	—	(88)

						—	(611)

Citibank N.A.	AUD	5,000	USD	3,489	07/03/2019	—	(21)

	CAD	6,000	USD	4,471	07/03/2019	—	(111)

	EUR	1,000	USD	1,129	07/03/2019	—	(8)

	EUR	41,000	USD	46,750	08/06/2019	—	(5)

	GBP	3,000	USD	3,809	07/03/2019	—	(1)

	MXN	1,804,000	USD	91,289	07/03/2019	—	(2,685)

	MXN	1,804,000	USD	93,561	08/06/2019	108	—

	NOK	8,000	USD	935	07/03/2019	—	(2)

	NZD	1,000	USD	670	08/06/2019	—	(3)

	PLN	277,000	USD	72,305	07/03/2019	—	(1,887)

	USD	2,082	AUD	3,000	07/03/2019	24	—

	USD	2,516	GBP	2,000	07/03/2019	24	—

	USD	6,339	JPY	682,000	07/03/2019	—	(13)

	USD	94,081	MXN	1,804,000	07/03/2019	—	(107)

	USD	44,182	AUD	63,000	08/06/2019	100	—

	USD	58,150	EUR	51,000	08/06/2019	8	—

	USD	43,195	JPY	4,640,000	08/06/2019	—	(43)

	ZAR	1,185,000	USD	79,762	07/03/2019	—	(4,359)

						264	(9,245)

Goldman Sachs International	EUR	8,000	USD	8,958	07/03/2019	—	(139)

	EUR	131,000	USD	149,605	08/06/2019	218	—

	JPY	3,000,000	USD	27,920	08/06/2019	20	—

	MYR	172,000	USD	41,001	07/03/2019	—	(617)

	MYR	172,000	USD	41,581	08/06/2019	—	(56)

	USD	11,299	EUR	10,000	07/03/2019	73	—

	USD	41,546	MYR	172,000	07/03/2019	72	—

						383	(812)

HSBC Bank USA	EUR	85,000	USD	96,175	07/03/2019	—	(486)

	SGD	46,000	USD	33,991	08/06/2019	—	(29)

	USD	33,971	SGD	46,000	07/03/2019	28	—

						28	(515)

JPMorgan Chase Bank N.A.	AUD	22,000	USD	15,325	07/03/2019	—	(120)

	AUD	1,000	USD	702	08/06/2019	—	(1)

	CAD	17,000	USD	12,783	07/03/2019	—	(199)

	CHF	23,000	USD	23,348	07/03/2019	—	(215)

	EUR	62,000	USD	69,374	07/03/2019	—	(1,133)

	GBP	1,217,000	USD	1,535,155	07/03/2019	—	(10,453)

	JPY	57,082,000	USD	530,014	07/03/2019	526	—

	NOK	227,000	USD	26,374	07/03/2019	—	(238)

	NOK	197,000	USD	23,149	08/06/2019	29	—

	NZD	42,000	USD	27,836	07/03/2019	—	(381)

	NZD	5,000	USD	3,358	08/06/2019	—	(4)

47

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

	PLN	277,000	USD	74,083	08/06/2019	$—	$(176)

	SEK	273,000	USD	29,182	07/03/2019	—	(219)

	SEK	814,000	USD	87,950	08/06/2019	62	—

	USD	24,276	AUD	35,000	07/03/2019	297	—

	USD	16,509	CAD	22,000	07/03/2019	291	—

	USD	47,552	CHF	47,000	07/03/2019	599	—

	USD	257,806	EUR	228,000	07/03/2019	1,475	—

	USD	6,344	GBP	5,000	07/03/2019	6	—

	USD	323,313	JPY	34,994,000	07/03/2019	1,288	—

	USD	45,215	NOK	387,000	07/03/2019	154	—

	USD	19,751	NZD	30,000	07/03/2019	404	—

	USD	74,018	PLN	277,000	07/03/2019	174	—

	USD	105,566	SEK	983,000	07/03/2019	299	—

	USD	2,293	CAD	3,000	08/06/2019	—	(1)

	USD	1,139	EUR	1,000	08/06/2019	1	—

	USD	48,511	JPY	5,213,000	08/06/2019	—	(30)

	USD	938	NOK	8,000	08/06/2019	1	—

	USD	973	SEK	9,000	08/06/2019	—	(1)

						5,606	(13,171)

Morgan Stanley & Co. International PLC	CAD	1,000	USD	759	07/03/2019	—	(5)

	CAD	2,000	USD	1,531	08/06/2019	2	—

	CHF	7,000	USD	7,094	07/03/2019	—	(77)

	DKK	439,000	USD	65,800	07/03/2019	—	(1,084)

	EUR	29,000	USD	32,661	07/03/2019	—	(318)

	GBP	3,000	USD	3,811	07/03/2019	1	—

	JPY	145,105,000	USD	1,342,852	07/03/2019	—	(3,129)

	JPY	203,515,000	USD	1,893,647	08/06/2019	970	—

	NOK	145,000	USD	16,748	07/03/2019	—	(251)

	NZD	6,000	USD	3,998	07/03/2019	—	(33)

	SEK	9,000	USD	971	07/03/2019	2	—

	SEK	4,000	USD	432	08/06/2019	—	—

	SGD	46,000	USD	33,375	07/03/2019	—	(624)

	USD	4,876	AUD	7,000	07/03/2019	38	—

	USD	1,521	CAD	2,000	07/03/2019	6	—

	USD	82,800	EUR	73,000	07/03/2019	215	—

	USD	2,156,669	JPY	232,486,000	07/03/2019	—	(149)

	USD	2,173	NOK	19,000	07/03/2019	54	—

	USD	654	NZD	1,000	07/03/2019	18	—

	USD	431	SEK	4,000	07/03/2019	0	—

	USD	1,142	EUR	1,000	08/06/2019	—	(2)

	USD	3,817	GBP	3,000	08/06/2019	—	(1)

	USD	532,741	JPY	57,255,000	08/06/2019	—	(273)

	USD	6,576	NOK	56,000	08/06/2019	—	(4)

						1,306	(5,950)

Royal Bank of Canada	AUD	437,000	USD	305,095	07/03/2019	—	(1,711)

State Street Bank and Trust Company	CAD	544,000	USD	405,991	07/03/2019	—	(9,430)

	USD	135,511	GBP	107,000	07/03/2019	381	—

	USD	38,480	JPY	4,175,000	07/03/2019	247	—

						628	(9,430)

48

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2019 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Toronto Dominion Bank	AUD	7,000	USD	4,911	08/06/2019	$—	$(11)

	USD	4,905	AUD	7,000	07/03/2019	10	—

						10	(11)

UBS AG	EUR	112,000	USD	126,817	07/03/2019	—	(550)

	EUR	20,000	USD	22,818	08/06/2019	10	—

	JPY	4,310,000	USD	40,174	07/03/2019	195	—

	USD	6,804	EUR	6,000	07/03/2019	19	—

						224	(550)

						—	—

Net Unrealized Appreciation/(Depreciation)						$17,485	$(176,832)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

ZAR — South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$24,289,205	$10,821,622	**	$—	$35,110,827
Exchange-Traded Funds	391,061	—		—	391,061
U.S. Corporate Bonds & Notes	—	314,277		—	314,277
Foreign Government Obligations	—	12,315,553		—	12,315,553
U.S. Government Treasuries	—	6,716,926		—	6,716,926
Repurchase Agreements	—	1,365,000		—	1,365,000

Total Investments at Value	$24,680,266	$31,533,378		$—	$56,213,644

Other Financial Instruments:+

Futures Contracts	$12,961	$—		$—	$12,961
Forward Foreign Currency Contracts	—	17,485		—	17,485

	$12,961	$17,485		$—	$30,446

LIABILITIES
Other Financial Instruments:+

Forward Foreign Currency Contracts	$—	$176,832		$—	$176,832

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements.

49

Anchor Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — June 30, 2019 (unaudited)

	SA BlackRock Multi-Asset Income Portfolio	SA PGI Asset Allocation Portfolio	SA Wellington Capital Appreciation Portfolio	SA Wellington Government and Quality Bond Portfolio	SA Wellington Strategic Multi-Asset Portfolio
ASSETS:
Investments at value (unaffiliated)*	$57,214,567	$173,343,271	$1,520,797,102	$1,438,298,302	$54,848,644
Repurchase agreements (cost approximates value)	—	2,450,000	31,645,000	51,465,000	1,365,000
Cash	4,470,121	32,827	4,782	2,060	850
Foreign cash*	56,697	332	22	—	8,543
Cash collateral for futures contracts	163,970	—	—	—	—
Due from broker	13	—	—	—	28
Receivable for:
Fund shares sold	222,832	9,131	110,495	3,710,513	19,298
Dividends and interest	—	786,523	244,538	8,378,360	113,378
Investments sold	—	118,012	4,154,549	—	701,334
Investments sold on an extended settlement basis	—	230,350	—	—	—
Prepaid expenses and other assets	6,791	6,884	12,258	10,898	6,839
Due from investment adviser for expense reimbursements/fee waivers	58,185	—	—	—	36,060
Variation margin on futures contracts	969	—	—	—	499
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	17,485

Total assets	62,194,145	176,977,330	1,556,968,746	1,501,865,133	57,117,958

LIABILITIES:
Payable for:
Fund shares redeemed	9,109	317,107	10,266,764	903,495	146,635
Investments purchased	—	66,330	—	12,832,634	752,884
Investments purchased on an extended settlement basis	—	—	—	16,518,615	87,209
Investment advisory and management fees	49,550	96,720	889,451	638,879	44,669
Service fees — Class 2	—	1,436	6,150	2,811	—
Service fees — Class 3	9,173	12,640	132,034	133,843	7,866
Transfer agent fees and expenses	136	254	384	468	87
Trustees’ fees and expenses	515	741	—	1,175	541
Other accrued expenses	54,683	100,051	267,496	344,871	100,311
Variation margin on futures contracts	10,800	—	—	594	—
Due to broker	—	—	—	984	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	176,832

Total liabilities	133,966	595,279	11,562,279	31,378,369	1,317,034

Net Assets	$62,060,179	$176,382,051	$1,545,406,467	$1,470,486,764	$55,800,924

NET ASSETS REPRESENTED BY:
Capital paid-in	$60,810,671	$143,442,303	$889,745,183	$1,387,599,454	$52,613,867
Total accumulated earnings (loss)	1,249,508	32,939,748	655,661,284	82,887,310	3,187,057

NET ASSETS	$62,060,179	$176,382,051	$1,545,406,467	$1,470,486,764	$55,800,924

* Cost
Investments (unaffiliated)	$56,406,963	$155,041,801	$1,233,678,896	$1,392,976,898	$51,219,840

Foreign cash	$56,142	$318	$22	$—	$6,477

Class 1 (unlimited shares authorized):
Net assets	$15,756,204	$102,871,856	$851,836,721	$792,161,499	$16,368,067
Shares of beneficial interest issued and outstanding	2,419,075	7,251,731	16,250,222	51,071,768	2,012,663
Net asset value, offering and redemption price per share	$6.51	$14.19	$52.42	$15.51	$8.13

Class 2 (unlimited shares authorized):
Net assets	$—	$11,756,418	$50,203,632	$22,775,953	$—
Shares of beneficial interest issued and outstanding	—	830,228	1,007,537	1,465,374	—
Net asset value, offering and redemption price per share	$—	$14.16	$49.83	$15.54	$—

Class 3 (unlimited shares authorized):
Net assets	$46,303,975	$61,753,777	$643,366,114	$655,549,312	$39,432,857
Shares of beneficial interest issued and outstanding	7,191,062	4,397,830	13,356,588	42,424,020	4,871,144
Net asset value, offering and redemption price per share	$6.44	$14.04	$48.17	$15.45	$8.10

See Notes to Financial Statements

50

Anchor Series Trust

STATEMENTS OF OPERATIONS — For the Six Months Ended June 30, 2019 (unaudited)

	SA BlackRock Multi-Asset Income Portfolio	SA PGI Asset Allocation Portfolio	SA Wellington Capital Appreciation Portfolio	SA Wellington Government and Quality Bond Portfolio	SA Wellington Strategic Multi-Asset Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,125,226	$1,309,077	$2,332,595	$—	$266,605
Interest (unaffiliated)	1,831	1,451,722	586,575	21,067,088	181,842

Total investment income*	1,127,057	2,760,799	2,919,170	21,067,088	448,447

EXPENSES:
Investment advisory and management fees	268,981	581,284	5,230,035	3,789,366	253,455
Service fee:
Class 2	—	8,674	36,305	16,820	—
Class 3	48,547	75,563	779,880	787,489	43,650
Transfer agent fees and expenses	505	940	1,505	1,735	481
Custodian and accounting fees	12,397	30,382	79,302	113,610	34,992
Reports to shareholders	1,605	7,719	55,653	62,755	1,583
Audit and tax fees	22,595	23,411	19,988	25,152	26,830
Legal fees	6,026	8,423	25,600	27,254	6,361
Trustees’ fees and expenses	1,597	5,999	46,450	47,864	1,599
Interest expense	61	—	—	—	—
Other expenses	8,254	11,136	17,516	15,373	9,734

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	370,568	753,531	6,292,234	4,887,418	378,685
Fees waived and expenses reimbursed by investment adviser (Note 3)	(166,011)	—	—	—	(117,061)
Fees paid indirectly (Note 4)	—	(14)	(2,587)	—	(145)

Net expenses	204,557	753,517	6,289,647	4,887,418	261,479

Net investment income (loss)	922,500	2,007,282	(3,370,477)	16,179,670	186,968

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	(139,109)	1,265,594	119,516,983	(1,244,374)	(285,165)
Futures contracts	25,791	—	—	(585,592)	407,525
Forward contracts	—	—	—	—	193,842
Net realized foreign exchange gain (loss) on other assets and liabilities	(701)	(11)	247	—	(33,789)

Net realized gain (loss) on investments and foreign currencies	(114,019)	1,265,583	119,517,230	(1,829,966)	282,413

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	3,954,379	17,283,931	264,603,619	59,773,739	6,056,037
Futures contracts	157,175	—	—	509,375	99,892
Forward contracts	—	—	—	—	109,055
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(428)	463	235	—	(217,812)

Net unrealized gain (loss) on investments and foreign currencies	4,111,126	17,284,394	264,603,854	60,283,114	6,047,172

Net realized and unrealized gain (loss) on investments and foreign currencies	3,997,107	18,549,977	384,121,084	58,453,148	6,329,585

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,919,607	$20,557,259	$380,750,607	$74,632,818	$6,516,553

* Net of foreign withholding taxes on interest and dividends of	$—	$88,539	$—	$—	$18,980

See Notes to Financial Statements

51

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	SA BlackRock Multi-Asset Income Portfolio		SA PGI Asset Allocation Portfolio		SA Wellington Capital Appreciation Portfolio
	For the six months ended June 30, 2019 (unaudited)	For the year ended December 31, 2018	For the six months ended June 30, 2019 (unaudited)	For the year ended December 31, 2018	For the six months ended June 30, 2019 (unaudited)	For the year ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$922,500	$1,460,282	$2,007,282	$3,998,732	$(3,370,477)	$(4,973,034)
Net realized gain (loss) on investments and foreign currencies	(114,019)	457,241	1,265,583	7,919,821	119,517,230	258,225,931
Net unrealized gain (loss) on investments and foreign currencies	4,111,126	(3,804,505)	17,284,394	(19,961,560)	264,603,854	(274,262,413)

Net increase (decrease) in net assets resulting from operations	4,919,607	(1,886,982)	20,557,259	(8,043,007)	380,750,607	(21,009,516)

Distributions to shareholders from:
Distributable earnings — Class 1	—	(796,822)	—	(7,964,064)	—	(102,069,408)
Distributable earnings — Class 2	—	—	—	(892,392)	—	(6,545,761)
Distributable earnings — Class 3	—	(1,708,351)	—	(4,551,350)	—	(83,764,872)
Return of Capital — Class 1	—	(30,698)	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	(72,217)	—	—	—	—

Total distributions to shareholders	—	(2,608,088)	—	(13,407,806)	—	(192,380,041)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	9,504,829	17,422,996	(10,470,470)	(9,714,833)	(133,421,817)	161,417,503

Total increase (decrease) in net assets	14,424,436	12,927,926	10,086,789	(31,165,646)	247,328,790	(51,972,054)

NET ASSETS:
Beginning of period	47,635,743	34,707,817	166,295,262	197,460,908	1,298,077,677	1,350,049,731

End of period	$62,060,179	$47,635,743	$176,382,051	$166,295,262	$1,545,406,467	$1,298,077,677

See Notes to Financial Statements

52

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Wellington Government and Quality Bond Portfolio		SA Wellington Strategic Multi-Asset Portfolio
	For the six months ended June 30, 2019 (unaudited)	For the year ended December 31, 2018	For the six months ended June 30, 2019 (unaudited)	For the year ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$16,179,670	$33,149,290	$186,968	$197,833
Net realized gain (loss) on investments and foreign currencies	(1,829,966)	(1,849,142)	282,413	650,881
Net unrealized gain (loss) on investments and foreign currencies	60,283,114	(34,666,073)	6,047,172	(4,773,664)

Net increase (decrease) in net assets resulting from operations	74,632,818	(3,365,925)	6,516,553	(3,924,950)

Distributions to shareholders from:
Distributable earnings — Class 1	—	(17,263,453)	—	(848,421)
Distributable earnings — Class 2	—	(467,464)	—	—
Distributable earnings — Class 3	—	(12,909,625)	—	(1,533,905)
Return of Capital — Class 1	—	—	—	—
Return of Capital — Class 2	—	—	—	—
Return of Capital — Class 3	—	—	—	—

Total distributions to shareholders	—	(30,640,542)	—	(2,382,326)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(30,716,021)	(120,270,315)	4,004,896	20,112,178

Total increase (decrease) in net assets	43,916,797	(154,276,782)	10,521,449	13,804,902

NET ASSETS:
Beginning of period	1,426,569,967	1,580,846,749	45,279,475	31,474,573

End of period	$1,470,486,764	$1,426,569,967	$55,800,924	$45,279,475

See Notes to Financial Statements

53

ANCHOR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2019

Note 1.  Organization

Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 5 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”), each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment goal. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

The investment goal for each Portfolio is as follows:

The SA BlackRock Multi-Asset Income Portfolio seeks current income with a secondary goal of capital appreciation. Its strategy is to actively allocate the Portfolio’s assets among a broad range of income-producing investments, including fixed income securities and equity securities. The Portfolio may invest up to 100% of its assets in fixed income securities and up to 80% of its assets in equity securities. The Portfolio may also invest all or a portion of its assets in exchange-traded funds (“ETFs”), including ETFs affiliated with the Portfolio’s subadviser, that provide exposure to fixed income securities, equity securities or other asset classes.

The SA PGI Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital. Its strategy is to invest in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The SA Wellington Capital Appreciation Portfolio seeks long-term capital appreciation. Its strategy is to invest in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The SA Wellington Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal. Its strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc. or its equivalent by any other nationally recognized statistical rating organization).

The SA Wellington Strategic Multi-Asset Portfolio seeks high long-term total investment return. Its strategy is to actively allocate the Portfolio’s assets among U.S. and foreign, large, medium and small company equity securities, global fixed income securities (including high-yield, high risk bonds) and cash.

Indemnifications: The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

54

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of June 30, 2019, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

55

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid-valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Wellington Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Futures: During the period, SA BlackRock Multi-Asset Income, SA Wellington Government and Quality Bond and the SA Wellington Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

56

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause a Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of June 30, 2019, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the six months ended June 30, 2019. For a detailed presentation of derivatives held as of June 30, 2019, please refer to a schedule at the end of each Portfolio’s Portfolio of Investments.

	Asset Derivatives		Liability Derivatives
	Futures Contracts(1)(4)	Foreign Forward Exchange Contracts(2)	Futures Contracts(1)(4)	Foreign Forward Exchange Contract(3)
Portfolio	Interest Rate Contracts		Interest Rate Contracts
SA BlackRock Multi-Asset Income	$969	$—	$—	$—
SA Wellington Government and Quality Bond	—	—	594	—
SA Wellington Strategic Multi-Asset	499	—	—	—

	Equity Contracts		Equity Contracts
SA BlackRock Multi-Asset Income	—	—	7,700	—
SA Wellington Government and Quality Bond	—	—	—	—
SA Wellington Strategic Multi-Asset	—	—	—	—

	Foreign Exchange Contracts		Foreign Exchange Contracts
SA BlackRock Multi-Asset Income	—	—	3,100	—
SA Wellington Government and Quality Bond	—	—	—	—
SA Wellington Strategic Multi-Asset	—	17,485	—	176,832

57

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on forward foreign currency contracts
(3)	Unrealized depreciation on forward foreign currency contracts
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA BlackRock Multi-Asset Income	$(10,488)
SA Wellington Government and Quality Bond	20,984
SA Wellington Strategic Multi-Asset	12,961

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Foreign Forward Exchange Contracts(2)
	Interest Rate Contracts
SA BlackRock Multi-Asset Income	$(11,096)	$—
SA Wellington Government and Quality Bond	(585,592)	—
SA Wellington Strategic Multi-Asset	76,405	—

	Equity Contracts
SA BlackRock Multi-Asset Income	(24,497)	—
SA Wellington Government and Quality Bond	—	—
SA Wellington Strategic Multi-Asset	331,120	—

	Foreign Exchange Contracts
SA BlackRock Multi-Asset Income	61,384	—
SA Wellington Government and Quality Bond	—	—
SA Wellington Strategic Multi-Asset	—	193,842

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(3)	Foreign Forward Exchange Contracts(4)
	Interest Rate Contracts
SA BlackRock Multi-Asset Income	$100,738	$—
SA Wellington Government and Quality Bond	509,375	—
SA Wellington Strategic Multi-Asset	(9,642)	—

	Equity Contracts
SA BlackRock Multi-Asset Income	89,605	—
SA Wellington Government and Quality Bond	—	—
SA Wellington Strategic Multi-Asset	109,534	—

	Foreign Exchange Contracts
SA BlackRock Multi-Asset Income	(33,168)	—
SA Wellington Government and Quality Bond	—	—
SA Wellington Strategic Multi-Asset	—	109,055

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on forward contracts
(3)	Change in unrealized appreciation (depreciation) on futures contracts
(4)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the six months ended June 30, 2019.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(1)
SA BlackRock Multi-Asset Income	$7,784,194	$—
SA Wellington Government and Quality Bond	32,299,770	—
SA Wellington Strategic Multi-Asset	4,131,165	22,608,231

(1)	Amounts represent notional amounts in US dollars.

58

The following table sets forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of June 30, 2019. The repurchase agreements held by the Portfolios as of June 30, 2019, are also subject to Master Agreements but are not included in the following table. See each Portfolio’s Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	SA Wellington Strategic Multi-Asset Portfolio								Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total

Australia and New Zealand Banking Group Ltd.	$2,293	$—	$—	$2,293	$11,192	$—	$—	$11,192	$(8,899)	$—	$(8,899)

Bank of America, N.A.	660	—	—	660	1,242	—	—	1,242	(582)	—	(582)

Bank of Montreal	1,397	—	—	1,397	6,819	—	—	6,819	(5,422)	—	(5,422)

Barclays Bank PLC	3,926	—	—	3,926	111,376	—	—	111,376	(107,450)	—	(107,450)

BNP Paribas SA	760	—	—	760	4,197	—	—	4,197	(3,437)	—	(3,437)

Canadian Imperial Bank of Commerce	—	—	—	—	611	—	—	611	(611)	—	(611)

Citibank N.A.	264	—	—	264	9,245	—	—	9,245	(8,981)	—	(8,981)

Goldman Sachs International	383	—	—	383	812	—	—	812	(429)	—	(429)

HSBC Bank USA	28	—	—	28	515	—	—	515	(487)	—	(487)

JPMorgan Chase Bank N.A.	5,606	—	—	5,606	13,171	—	—	13,171	(7,565)	—	(7,565)

Morgan Stanley & Co. International PLC	1,306	—	—	1,306	5,950	—	—	5,950	(4,644)	—	(4,644)

Royal Bank of Canada	—	—	—	—	1,711	—	—	1,711	(1,711)	—	(1,711)

State Street Bank and Trust Company	628	—	—	628	9,430	—	—	9,430	(8,802)	—	(8,802)

Toronto Dominion Bank	10	—	—	10	11	—	—	11	(1)	—	(1)

UBS AG	224	—	—	224	550	—	—	550	(326)	—	(326)

	$17,485	$—	$—	$17,485	$176,832	$—	$—	$176,832	$(159,347)	$—	$(159,347)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset or liability in the table above.
(3)	Net amount represents the net amount due (to) or from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of

59

foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Distributions received from a Portfolio’s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of share at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 – 2017 or expected to be taken in each Portfolio’s 2018 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2015.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of June 30, 2019, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	21.73%	$6,520,000
SA Wellington Government and Quality Bond	35.35	10,605,000
SA Wellington Strategic Multi-Asset	0.93	280,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated June 28, 2019, bearing interest at a rate of 2.47% per annum, with a principal amount of $30,000,000, a repurchase price of $30,006,175, and a maturity date of July 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	02/15/2047	$27,907,000	$30,930,208

60

As of June 30, 2019, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	21.72%	$5,430,000
SA Wellington Government and Quality Bond	35.34	8,835,000
SA Wellington Strategic Multi-Asset	0.92	230,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated June 28, 2019, bearing interest at a rate of 2.50% per annum, with a principal amount of $25,000,000, a repurchase price of $25,005,208, and a maturity date of July 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.38%	05/15/2044	$21,889,000	$25,534,613

As of June 30, 2019, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	21.73%	$6,520,000
SA Wellington Government and Quality Bond	35.35	10,605,000
SA Wellington Strategic Multi-Asset	0.93	280,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 28, 2019, bearing interest at a rate of 2.48% per annum, with a principal amount of $30,000,000, a repurchase price of $30,006,200, and a maturity date of July 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	11/30/2024	$30,110,800	$30,660,322

As of June 30, 2019, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	21.73%	$5,990,000
SA Wellington Government and Quality Bond	35.35	9,745,000
SA Wellington Strategic Multi-Asset	0.92	255,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 28, 2019, bearing interest at a rate of 2.49% per annum, with a principal amount of $27,570,000, a repurchase price of $27,575,721, and a maturity date of July 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.63%	07/15/2021	$27,654,000	$28,459,097

As of June 30, 2019, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	21.77%	$7,185,000
SA Wellington Government and Quality Bond	35.38	11,675,000
SA Wellington Strategic Multi-Asset	0.97	320,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated June 28, 2019, bearing interest at a rate of 2.48% per annum, with a principal amount of $33,000,000, a repurchase price of $33,006,820, and a maturity date of July 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.88%	10/31/2023	$32,035,000	$33,680,548

Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the

61

securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Effective January 1, 2019, the Portfolios are subject to ASU 2017-08, “Premium Amortization on Purchased Callable Debt Securities”, which requires the premiums on certain purchased debt securities with non-contingent call features to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. Adoption of the ASU had no material impact on the Portfolios.

Note 3.  Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo with respect to each Portfolio. SAAMCo serves as investment adviser and manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee, calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets	Management Fee
SA BlackRock Multi-Asset Income(1)(2)	$0-$200 million	1.000%
	> $200 million	.875%
	> $500 million	.800%

SA PGI Asset Allocation	$0-$50 million	.750%
	> $50 million	.650%
	> $150 million	.600%
	> $250 million	.550%

SA Wellington Capital Appreciation	$0-$50 million	.750%
	> $50 million	.725%
	> $100 million	.700%

Portfolio	Average Daily Net Assets	Management Fee
SA Wellington Government and Quality Bond	$0-$200 million	.625%
	> $200 million	.575%
	> $500 million	.500%

SA Wellington Strategic Multi-Asset	$0-$200 million	1.000%
	> $200 million	.875%
	> $500 million	.800%

(1)	Pursuant to a Fee Waiver Agreement, SAAMCo is contractually obligated to waive a portion of its management fee with respect to the Portfolio so that the management fee rate payable by the Portfolio to SAAMCo under the Management Agreement is 0.80% of the Portfolio’s average daily net assets on the first $100 million, 0.77% on the next $400 million, 0.75% on the next $500 million and 0.72% thereafter. This Fee Waiver Agreement will continue in effect until April 30, 2020. The Fee Waiver Agreement will automatically terminate upon the termination of the Management Agreement.
(2)	SAAMCo has also contractually agreed to waive a portion of its management fee with respect to the Portfolio in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock Investment Management, LLC or its affiliates.

SAAMCo may not recoup any management fees waived with respect to the Portfolio pursuant to the Fee Waiver Agreements.

62

For the six months ended June 30, 2019, the amount of investment advisory fees waived was $138,377 for the SA BlackRock Multi-Asset Income Portfolio. This amount is reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
BlackRock Investment Management, LLC	SA BlackRock Multi-Asset Income
Principal Global Investors, LLC	SA PGI Asset Allocation
Wellington Management Company LLP	SA Wellington Capital Appreciation
SA Wellington Government and Quality Bond
SA Wellington Strategic Multi-Asset

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares, respectively. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

The Trust has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly owned subsidiary of the Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO an annual fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement, which is allocated based on shareholder accounts. Accordingly, for the six months ended June 30, 2019, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

SAAMCo has contractually agreed to waive its fees and/or reimburse expenses for the SA BlackRock Multi-Asset Income Portfolio until April 30, 2020, so that the annual operating expenses does not exceed 0.58% for Class 1 shares and 0.83% for Class 3 shares, respectively. Further, SAAMCo has contractually agreed to waive fees and/or reimburse expenses, if necessary, for the SA Wellington Strategic Multi-Asset Portfolio, so that the annual operating expenses do not exceed 0.86% for Class 1 shares and 1.11% for Class 3 shares, respectively. For the purposes of waived fee and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Portfolio’s business. Any waivers and/or reimbursements made by SAAMCo with respect to the SA BlackRock Multi-Asset Income and SA Wellington Strategic Multi-Asset Portfolios other than investment advisory fees waived, are subject to recoupment from each Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the Portfolios are able to effect such payment to SAAMCo and remain in compliance with the contractual expense limitations in effect at the time the waivers and/or reimbursements were made. The contractual fee waivers and/or expense limitations may be modified or discontinued prior to April 30, 2020, only with the approval of the Board. For the six months ended June 30, 2019, pursuant to the contractual expense limitations mentioned above, SAAMCo waived fees and/or reimbursed expenses as follows:

Portfolio	Amount
SA BlackRock Multi-Asset Income — Class 1	$7,751
SA BlackRock Multi-Asset Income — Class 3	19,883
SA Wellington Strategic Multi-Asset — Class 1	36,567
SA Wellington Strategic Multi-Asset — Class 3	80,494

For the six months ended June 30, 2019, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	June 30, 2019	December 31, 2019	December 31, 2020	June 30, 2021
SA BlackRock Multi-Asset Income — Class 1	$—	$24,121	$24,635	$7,751
SA BlackRock Multi-Asset Income — Class 3	—	20,251	40,622	19,883
SA Wellington Strategic Multi-Asset — Class 1	—	77,838	104,486	36,567
SA Wellington Strategic Multi-Asset — Class 3	—	36,571	138,717	80,494

63

At June 30, 2019, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC	SunAmerica Series Trust VCP SA Dynamic Allocation Portfolio	SunAmerica Series Trust VCP SA Dynamic Strategy Portfolio	Seasons Series Trust SA Allocation Balanced Portfolio	Seasons Series Trust SA Allocation Growth Portfolio	Seasons Series Trust SA Allocation Moderate Growth Portfolio	Seasons Series Trust SA Allocation Moderate Portfolio
SA BlackRock Multi-Asset Income	6.30%	89.60%	1.82%	—%	—%	—%	—%	—%	—%
SA PGI Asset Allocation	3.42	96.55	0.03	—	—	—	—	—	—
SA Wellington Capital Appreciation .	2.25	75.41	0.15	19.65	2.29	—	—	—	—
SA Wellington Government and Quality Bond	2.35	50.38	0.20	33.57	10.21	0.89	0.29	1.14	0.95
SA Wellington Strategic Multi-Asset.	4.25	90.63	1.70	—	—	—	—	—	—

Note 4.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the six months ended June 30, 2019, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments for the six months ended June 30, 2019 were as follows:

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
SA BlackRock Multi-Asset Income	$13,284,667	$7,113,481	$—	$—
SA PGI Asset Allocation	16,915,315	23,741,122	2,156,447	2,146,597
SA Wellington Capital Appreciation	437,363,269	565,011,612	—	—
SA Wellington Government and Quality Bond	38,780,393	130,254,186	258,456,687	191,707,441
SA Wellington Strategic Multi-Asset	30,352,895	20,414,654	6,969,502	4,921,201

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, amortization for premium/discount, investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the year ended December 31, 2018
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains, Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains	Return of Capital
SA BlackRock Multi-Asset Income	$—	$—	$(3,459,698)	$2,387,122	$118,051	$102,915
SA PGI Asset Allocation	4,752,179	6,959,519	655,866	5,140,674	8,267,132	—
SA Wellington Capital Appreciation	5,540,221	250,285,352	19,085,104	64,413,707	127,966,334	—
SA Wellington Government and Quality Bond	35,169,500	(2,947,749)	(17,793,688)	30,640,542	—	—
SA Wellington Strategic Multi-Asset	16,171	3,148	(2,624,070)	841,175	1,541,151	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

64

As of December 31, 2018, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	Unlimited
	ST	LT
SA BlackRock Multi-Asset Income	$—	$—
SA PGI Asset Allocation	—	—
SA Wellington Capital Appreciation	—	—
SA Wellington Government and Quality Bond	2,947,749	—
SA Wellington Strategic Multi-Asset	—	—

As of June 30, 2019, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain(Loss)	Cost of Investments
SA BlackRock Multi-Asset Income	$1,148,805	$(497,932)	$650,873	$56,720,869
SA PGI Asset Allocation	22,764,608	(4,824,575)	17,940,033	157,853,238
SA Wellington Capital Appreciation	325,948,185	(42,257,134)	283,691,051	1,268,751,051
SA Wellington Government and Quality Bond	49,128,696	(6,639,270)	42,489,426	1,447,783,250
SA Wellington Strategic Multi-Asset	4,331,097	(908,113)	3,422,984	52,780,578

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA BlackRock Multi-Asset Income Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018		For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	113,676	$727,402	26,320	$170,816	1,814,625	$11,417,700	3,060,517	$19,494,817

Reinvested dividends	—	—	135,835	827,520	—	—	295,844	1,780,568

Shares redeemed	(115,509)	(721,807)	(286,108)	(1,836,488)	(308,433)	(1,918,466)	(484,036)	(3,014,237)

Net increase (decrease)	(1,833)	$5,595	(123,953)	$(838,152)	1,506,192	$9,499,234	2,872,325	$18,261,148

	SA PGI Asset Allocation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018		For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	76,159	$1,050,355	80,789	$1,150,785	4,918	$67,730	32,669	$461,499

Reinvested dividends	—	—	606,555	7,964,064	—	—	68,018	892,392

Shares redeemed	(574,239)	(7,827,233)	(1,197,859)	(16,846,152)	(57,737)	(787,139)	(253,168)	(3,616,329)

Net increase (decrease)	(498,080)	$(6,776,878)	(510,515)	$(7,731,303)	(52,819)	$(719,409)	(152,481)	$(2,262,438)

	Class 3
	For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount

Shares sold	176,551	$2,365,717	452,477	$6,393,367

Reinvested dividends	—	—	349,566	4,551,350

Shares redeemed	(395,807)	(5,339,900)	(765,476)	(10,665,809)

Net increase (decrease)	(219,256)	$(2,974,183)	36,567	$278,908

65

	SA Wellington Capital Appreciation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018		For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	35,946	$1,733,402	4,477,199	$242,042,320	2,706	$125,730	28,316	$1,324,773

Reinvested dividends	—	—	2,336,754	102,069,408	—	—	157,502	6,545,761

Shares redeemed	(1,307,806)	(64,445,021)	(3,341,704)	(165,591,868)	(106,402)	(4,954,551)	(190,146)	(9,153,743)

Net increase (decrease)	(1,271,860)	$(62,711,619)	3,472,249	$178,519,860	(103,696)	$(4,828,821)	(4,328)	$(1,283,209)

	Class 3
	For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount

Shares sold	280,247	$12,840,487	865,410	$35,606,748

Reinvested dividends	—	—	2,083,185	83,764,872

Shares redeemed	(1,739,853)	(78,721,864)	(2,875,891)	(135,190,768)

Net increase (decrease)	(1,459,606)	$(65,881,377)	72,704	$(15,819,148)

	SA Wellington Government and Quality Bond Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018		For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,285,521	$19,665,222	6,424,826	$95,562,251	49,726	$757,658	57,786	$849,901

Reinvested dividends	—	—	1,200,518	17,263,453	—	—	32,395	467,464

Shares redeemed	(3,075,770)	(46,239,324)	(8,066,477)	(118,561,010)	(135,823)	(2,048,539)	(384,702)	(5,689,251)

Net increase (decrease)	(1,790,249)	$(26,574,102)	(441,133)	$(5,735,306)	(86,097)	$(1,290,881)	(294,521)	$(4,371,886)

	Class 3
	For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount

Shares sold	3,070,154	$46,274,564	2,701,334	$39,748,423

Reinvested dividends	—	—	899,625	12,909,625

Shares redeemed	(3,276,291)	(49,125,602)	(11,085,945)	(162,821,171)

Net increase (decrease)	(206,137)	$(2,851,038)	(7,484,986)	$(110,163,123)

	SA Wellington Strategic Multi-Asset Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018		For the six months ended June 30, 2019 (unaudited)		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	21,169	$166,317	15,676	$133,995	809,644	$6,262,904	2,818,965	$22,946,297

Reinvested dividends	—	—	114,802	848,421	—	—	208,546	1,533,905

Shares redeemed	(141,492)	(1,080,747)	(238,564)	(1,935,846)	(173,028)	(1,343,578)	(422,538)	(3,414,594)

Net increase (decrease)	(120,323)	$(914,430)	(108,086)	$(953,430)	636,616	$4,919,326	2,604,973	$21,065,608

Note 8.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest is currently payable on the committed lines of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. There is

66

also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit and an upfront fee of $25,000 on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended June 30, 2019, the following portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA BlackRock Multi-Asset Income	4	$61	$145,407	3.77%

At June 30, 2019, there were no borrowings outstanding.

Note 9.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2019, none of the Portfolios participated in this program.

Note 10.  Investment Concentration

The SA Wellington Strategic Multi-Asset Portfolio invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Wellington Government and Quality Bond Portfolio and SA PGI Asset Allocation Portfolio concentration in such investments, these portfolios may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 11.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for the customary transfer fees), or other remuneration is paid in connection with such transaction. For the six months ended June 30, 2019, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
SA Wellington Strategic Multi-Asset	$—	$15,394	$172

67

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Distributions from net return of capital	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)(4)		Ratio of net investment income (loss) to average net assets(3)(4)		Portfolio turnover rate

SA BlackRock Multi-Asset Income Portfolio Class 1
12/31/14	$7.52	$0.05	$0.68	$0.73	$(0.08)	$—	$—	$(0.08)	$8.17	9.68%	$22,167	1.10%		0.67%		88%
12/31/15	8.17	0.25	(0.61)	(0.36)	(0.06)	(1.06)	—	(1.12)	6.69	(4.45)	18,720	0.60		3.27		152
12/31/16	6.69	0.20	0.22	0.42	(0.23)	(0.63)	—	(0.86)	6.25	6.51	17,581	0.58		3.00		50
12/31/17	6.25	0.19	0.21	0.40	(0.14)	—	—	(0.14)	6.51	6.34	16,572	0.58		2.97		11
12/31/18	6.51	0.23	(0.46)	(0.23)	(0.32)	(0.03)	(0.01)	(0.36)	5.92	(3.73)	14,330	0.58		3.50		13
06/30/19(5)	5.92	0.11	0.48	0.59	—	—	—	—	6.51	9.97	15,756	0.58	(6)	3.57	(6)	14

SA BlackRock Multi-Asset Income Portfolio Class 3
12/31/14	7.50	0.03	0.68	0.71	(0.06)	—	—	(0.06)	8.15	9.47	127	1.35		0.42		88
12/31/15	8.15	0.24	(0.62)	(0.38)	(0.05)	(1.06)	—	(1.11)	6.66	(4.76)	204	0.84		3.25		152
12/31/16	6.66	0.19	0.21	0.40	(0.23)	(0.63)	—	(0.86)	6.20	6.20	4.691	0.83		3.37		50
12/31/17	6.20	0.18	0.20	0.38	(0.13)	—	—	(0.13)	6.45	6.20	18,136	0.83		2.99		11
12/31/18	6.45	0.21	(0.46)	(0.25)	(0.30)	(0.03)	(0.01)	(0.34)	5.86	(4.02)	33,306	0.83		3.46		13
06/30/19(5)	5.86	0.10	0.48	0.58	—	—	—	—	6.44	9.90	46,304	0.83	(6)	3.38	(6)	14

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/14	12/31/15	12/31/16	12/31/17	12/31/18	06/30/19(5)(6)
SA BlackRock Multi-Asset Income Class 1	0.00%	0.00%	—%	—%	—%	—%
SA BlackRock Multi-Asset Income Class 3	0.00	0.00	—	—	—	—
(4)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

Portfolio	12/31/14	12/31/15	12/31/16	12/31/17	12/31/18	06/30/19(5)(6)
SA BlackRock Multi-Asset Income Class 1	1.12%	1.03%	0.85%	0.80%	0.67%	0.62%
SA BlackRock Multi-Asset Income Class 3	1.16	1.03	0.83	0.81	0.67	0.62
(5)	Unaudited.
(6)	Annualized.

See Notes to Financial Statements

68

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

SA PGI Asset Allocation Portfolio Class 1
12/31/14	$16.21	$0.40	$0.80	$1.20	$(0.41)	$(0.46)	$(0.87)	$16.54	7.41%	$146,594	0.75%		2.37%		29%
12/31/15	16.54	0.36	(0.66)	(0.30)	(0.49)	(1.71)	(2.20)	14.04	(1.72)	125,264	0.75		2.24		27
12/31/16	14.04	0.34	1.13	1.47	(0.42)	(1.05)	(1.47)	14.04	10.82	119,255	0.75		2.40		45
12/31/17	14.04	0.31	1.57	1.88	(0.41)	(1.24)	(1.65)	14.27	13.73	117,879	0.76		2.09		37
12/31/18	14.27	0.32	(0.93)	(0.61)	(0.37)	(0.70)	(1.07)	12.59	(4.54)	97,575	0.77		2.25		22
06/30/19(4)	12.59	0.16	1.44	1.60	—	—	—	14.19	12.71	102,872	0.77	(5)	2.42	(5)	11

SA PGI Asset Allocation Portfolio Class 2
12/31/14	16.18	0.37	0.81	1.18	(0.38)	(0.46)	(0.84)	16.52	7.31	15,750	0.90		2.22		29
12/31/15	16.52	0.33	(0.64)	(0.31)	(0.47)	(1.71)	(2.18)	14.03	(1.83)	13,832	0.90		2.09		27
12/31/16	14.03	0.32	1.12	1.44	(0.40)	(1.05)	(1.45)	14.02	10.57	14,603	0.91		2.25		45
12/31/17	14.02	0.28	1.58	1.86	(0.39)	(1.24)	(1.63)	14.25	13.59	14,758	0.91		1.95		37
12/31/18	14.25	0.30	(0.92)	(0.62)	(0.35)	(0.70)	(1.05)	12.58	(4.65)	11,106	0.92		2.11		22
06/30/19(4)	12.58	0.15	1.43	1.58	—	—	—	14.16	12.56	11,756	0.92	(5)	2.27	(5)	11

SA PGI Asset Allocation Portfolio Class 3
12/31/14	16.12	0.35	0.81	1.16	(0.37)	(0.46)	(0.83)	16.45	7.23	56,298	1.00		2.12		29
12/31/15	16.45	0.32	(0.66)	(0.34)	(0.45)	(1.71)	(2.16)	13.95	(1.99)	53,784	1.00		2.00		27
12/31/16	13.95	0.30	1.13	1.43	(0.39)	(1.05)	(1.44)	13.94	10.53	57,917	1.00		2.15		45
12/31/17	13.94	0.27	1.55	1.82	(0.37)	(1.24)	(1.61)	14.15	13.43	64,824	1.01		1.85		37
12/31/18	14.15	0.28	(0.91)	(0.63)	(0.34)	(0.70)	(1.04)	12.48	(4.75)	57,614	1.02		2.00		22
06/30/19(4)	12.48	0.14	1.42	1.56	—	—	—	14.04	12.50	61,754	1.02	(5)	2.17	(5)	11

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/14	12/31/15	12/31/16	12/31/17	12/31/18	06/30/19(4)(5)
SA PGI Asset Allocation Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA PGI Asset Allocation Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA PGI Asset Allocation Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(4)	Unaudited.
(5)	Annualized.

See Notes to Financial Statements

69

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

SA Wellington Capital Appreciation Portfolio Class 1
12/31/14	$49.24	$(0.06)	$7.41	$7.35	$—	$(9.21)	$(9.21)	$47.38	15.26%	$668,565	0.74%		(0.12)%		91%
12/31/15	47.38	(0.05)	3.84	3.79	—	(8.36)	(8.36)	42.81	8.72 (4)	730,504	0.74		(0.11)		66
12/31/16	42.81	(0.09)	0.93	0.84	—	(5.50)	(5.50)	38.15	1.98	589,734	0.74		(0.23)		99
12/31/17	38.15	0.02	12.31	12.33	—	(3.72)	(3.72)	46.76	32.78	656,955	0.74		0.05		77
12/31/18	46.76	(0.11)	0.27	0.16	—	(6.62)	(6.62)	40.30	(0.75)	706,136	0.74		(0.23)		91
06/30/19(5)	40.30	(0.08)	12.20	12.12	—	—	—	52.42	30.07	851,837	0.74	(6)	(0.34	)(6)	30

SA Wellington Capital Appreciation Portfolio Class 2
12/31/14	48.33	(0.13)	7.26	7.13	—	(9.21)	(9.21)	46.25	15.08	56,610	0.89		(0.27)		91
12/31/15	46.25	(0.12)	3.74	3.62	—	(8.36)	(8.36)	41.51	8.56 (4)	51,769	0.89		(0.26)		66
12/31/16	41.51	(0.15)	0.91	0.76	—	(5.50)	(5.50)	36.77	1.85	45,012	0.89		(0.38)		99
12/31/17	36.77	(0.05)	11.85	11.80	—	(3.72)	(3.72)	44.85	32.57	50,028	0.89		(0.11)		77
12/31/18	44.85	(0.19)	0.30	0.11	—	(6.62)	(6.62)	38.34	(0.90)	42,600	0.89		(0.39)		91
06/30/19(5)	38.34	(0.11)	11.60	11.49	—	—	—	49.83	29.97	50,204	0.89	(6)	(0.49	)(6)	30

SA Wellington Capital Appreciation Portfolio Class 3
12/31/14	47.74	(0.18)	7.17	6.99	—	(9.21)	(9.21)	45.52	14.96	635,020	0.99		(0.37)		91
12/31/15	45.52	(0.16)	3.67	3.51	—	(8.36)	(8.36)	40.67	8.45 (4)	614,697	0.99		(0.36)		66
12/31/16	40.67	(0.18)	0.88	0.70	—	(5.50)	(5.50)	35.87	1.73	580,733	0.99		(0.49)		99
12/31/17	35.87	(0.09)	11.56	11.47	—	(3.72)	(3.72)	43.62	32.46	643,066	0.99		(0.21)		77
12/31/18	43.62	(0.23)	0.31	0.08	—	(6.62)	(6.62)	37.08	(1.00)	549,342	0.99		(0.49)		91
06/30/19(5)	37.08	(0.13)	11.22	11.09	—	—	—	48.17	29.91	643,366	0.99	(6)	(0.59	)(6)	30

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/14	12/31/15	12/31/16	12/31/17	12/31/18	06/30/19(5)(6)
SA Wellington Capital Appreciation Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Wellington Capital Appreciation Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Wellington Capital Appreciation Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(4)	The Portfolio’s performance was increased by 0.07% for Class 1, Class 2 and Class 3, from a reimbursement by an affiliate.
(5)	Unaudited.
(6)	Annualized.

See Notes to Financial Statements

70

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

SA Wellington Government and Quality Bond Portfolio Class 1
12/31/14	$14.71	$0.21	$0.55	$0.76	$(0.29)	$—	$(0.29)	$15.18	5.19%	$572,823	0.58%		1.40%		128%
12/31/15	15.18	0.21	(0.13)	0.08	(0.23)	(0.05)	(0.28)	14.98	0.58	657,562	0.57		1.39		62
12/31/16	14.98	0.24	(0.02)	0.22	(0.22)	(0.10)	(0.32)	14.88	1.42	817,141	0.57		1.59		61
12/31/17	14.88	0.28	0.16	0.44	(0.28)	—	(0.28)	15.04	2.97	801,507	0.58		1.86		33
12/31/18	15.04	0.34	(0.34)	0.00	(0.31)	(0.01)	(0.32)	14.72	0.04	777,915	0.57		2.28		16
06/30/19(3)	14.72	0.18	0.61	0.79	—	—	—	15.51	5.37	792,161	0.57	(4)	2.39	(4)	21

SA Wellington Government and Quality Bond Portfolio Class 2
12/31/14	14.72	0.19	0.54	0.73	(0.26)	—	(0.26)	15.19	4.99	43,986	0.73		1.25		128
12/31/15	15.19	0.19	(0.14)	0.05	(0.20)	(0.05)	(0.25)	14.99	0.39	36,223	0.72		1.25		62
12/31/16	14.99	0.22	(0.02)	0.20	(0.19)	(0.10)	(0.29)	14.90	1.31	30,780	0.72		1.45		61
12/31/17	14.90	0.26	0.16	0.42	(0.25)	—	(0.25)	15.07	2.85	27,824	0.72		1.72		33
12/31/18	15.07	0.32	(0.33)	(0.01)	(0.29)	(0.01)	(0.30)	14.76	(0.08)	22,895	0.72		2.12		16
06/30/19(3)	14.76	0.17	0.61	0.78	—	—	—	15.54	5.28	22,776	0.72	(4)	2.24	(4)	21

SA Wellington Government and Quality Bond Portfolio Class 3
12/31/14	14.67	0.17	0.54	0.71	(0.25)	—	(0.25)	15.13	4.87	783,305	0.83		1.15		128
12/31/15	15.13	0.17	(0.13)	0.04	(0.19)	(0.05)	(0.24)	14.93	0.32	739,821	0.82		1.14		62
12/31/16	14.93	0.21	(0.03)	0.18	(0.18)	(0.10)	(0.28)	14.83	1.18	762,516	0.82		1.35		61
12/31/17	14.83	0.24	0.17	0.41	(0.24)	—	(0.24)	15.00	2.78	751,516	0.82		1.62		33
12/31/18	15.00	0.30	(0.34)	(0.04)	(0.27)	(0.01)	(0.28)	14.68	(0.24)	625,760	0.82		2.03		16
06/30/19(3)	14.68	0.16	0.61	0.77	—	—	—	15.45	5.25	655,549	0.82	(4)	2.14	(4)	21

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Unaudited.
(4)	Annualized.

See Notes to Financial Statements

71

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Distributions from net return of capital	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)(5)		Ratio of net investment income (loss) to average net assets(3)(5)		Portfolio turnover rate

SA Wellington Strategic Multi-Asset Portfolio Class 1
12/31/14	9.52	0.05	0.41	0.46	(0.04)	(1.34)	—	(1.38)	8.60	5.04	21,067	1.42		0.54		96
12/31/15	8.60	0.06	0.03	0.09	(0.27)	(0.83)	—	(1.10)	7.59	1.13	18,887	1.20		0.75		82
12/31/16	7.59	0.07	0.06	0.13	(0.14)	(0.56)	—	(0.70)	7.02	1.85	17,015	1.08	(7)	0.94		87
12/31/17	7.02	0.07	1.07	1.14	(0.02)	—	—	(0.02)	8.14	16.26	18,244	0.86		0.93		117
12/31/18	8.14	0.05	(0.65)	(0.60)	(0.10)	(0.31)	—	(0.41)	7.13	(7.49)	15,202	0.86		0.61		83
06/30/19(8)	7.13	0.04	0.96	1.00	—	—	—	—	8.13	14.03	16,368	0.86	(4)	0.90	(4)	57

SA Wellington Strategic Multi-Asset Portfolio Class 3
09/26/16(6) -12/31/16	7.09	(0.01)	(0.07)	(0.08)	—	—	—	—	7.01	(1.13)	471	1.11	(4)(7)	(0.33	)(4)	87
12/31/17	7.01	0.03	1.10	1.13	(0.02)	—	—	(0.02)	8.12	16.08	13,231	1.11		0.43		117
12/31/18	8.12	0.03	(0.66)	(0.63)	(0.08)	(0.31)	—	(0.39)	7.10	(7.81)	30,078	1.11		0.38		83
06/30/19(8)	7.10	0.03	0.97	1.00	—	—	—	—	8.10	14.08	39,433	1.11	(4)	0.66	(4)	57

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/14	12/31/15	12/31/16		12/31/17	12/31/18	06/30/19(4)(9)
SA Wellington Strategic Multi-Asset Class 1	0.00	0.00	0.00		0.00	0.00	0.00%
SA Wellington Strategic Multi-Asset Class 3	—	—	0.00	(4)	0.00	0.00	0.00
(4)	Annualized
(5)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

Portfolio	12/31/14	12/31/15	12/31/16		12/31/17	12/31/18	06/30/19(4)(9)
SA Wellington Strategic Multi-Asset Class 1	0.28	0.55	1.00		0.86	0.60	0.46%
SA Wellington Strategic Multi-Asset Class 3	—	—	2.76	(4)	0.86	0.58	0.46
(6)	Commencement of operations.
(7)	Excludes a one time reimbursement the Portfolio received for custody expenses paid in the prior years. If the reimbursement had been applied the ratio of expenses to average net assets would have been 1.03% and 1.05% for Class 1 and Class 3 respectively.
(8)	Unaudited.

See Notes to Financial Statements

72

ANCHOR SERIES TRUST

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT

AGREEMENT AND SUBADVISORY AGREEMENTS – (unaudited)

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Anchor Series Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), of the Trust or its separate series (each, a “Portfolio” and together, the “Portfolios”), SunAmerica Asset Management, LLC (“SunAmerica”), Principal Global Investors, LLC (“PGI”), Wellington Management Company LLP (“Wellington”) or BlackRock Investment Management, LLC (“BlackRock” and together with PGI and Wellington, the “Subadvisers”), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Portfolios, and SunAmerica (the “Advisory Agreement”) for a one-year period ending June 30, 2020 at an in-person meeting held on June 4-5, 2019 (the “Meeting”). The Trust currently consists of the following five separate Portfolios: SA Wellington Government and Quality Bond Portfolio (“Government and Quality Bond Portfolio”), SA Wellington Strategic Multi-Asset Portfolio (“Strategic Multi-Asset Portfolio”), SA BlackRock Multi-Asset Income Portfolio (“BlackRock Multi-Asset Income Portfolio”), SA Wellington Capital Appreciation Portfolio (“Capital Appreciation Portfolio”) and SA PGI Asset Allocation Portfolio (“Asset Allocation Portfolio”).

At the Meeting, the Board, including the Independent Trustees, also approved the continuation of the Subadvisory Agreement between SunAmerica and Wellington with respect to the Government and Quality Bond Portfolio, Strategic Multi-Asset Portfolio and Capital Appreciation Portfolio, the Subadvisory Agreement (and an amendment thereto) between SunAmerica and PGI with respect to the Asset Allocation Portfolio and the Subadvisory Agreement between SunAmerica and BlackRock1 with respect to the BlackRock Multi-Asset Income Portfolio (the “Subadvisory Agreements,” and together with the Advisory Agreement, the “Agreements”), each for a one-year period ending June 30, 2020.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and the Subadvisers provided, materials relating to the Board’s consideration of whether to approve the continuation of the Agreements. These materials included: (a) a summary of the services provided to the Portfolios by SunAmerica and its affiliates, and by the Subadvisers; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Portfolios, and the investment performance of the Portfolios as compared with a peer group of funds, along with fee and performance data with respect to the Portfolios and any other mutual funds or other accounts advised or subadvised by SunAmerica or the Subadvisers with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica’s general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information about SunAmerica’s and the Subadvisers’ risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica, and its affiliates, and the Subadvisers, that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, considered at the Meeting, and from time to time as appropriate, factors that it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and the Subadvisers.    The Board, including the Independent Trustees, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Portfolios, managing the daily business affairs of the Portfolios, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal and compliance, clerical and administrative services, and has authorized its officers and employees, if elected, to serve as officers or Trustees of the Trust without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Portfolios pursuant to the Advisory Agreement. The Board also considered the significant risks assumed by SunAmerica in connection with the services provided to the Portfolios including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Portfolios.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica’s fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of

[1]	In managing the SA BlackRock Multi-Asset Income Portfolio, BlackRock utilizes sub-subadvisers that are subsidiaries of BlackRock: BlackRock International Limited (“BlackRock Ltd.”), BlackRock Asset Management North Asia Limited (“BlackRock North Asia”), and BlackRock (Singapore) Limited (“BlackRock Singapore”). At the Meeting, the Board also approved the continuation of the sub-subadvisory agreements between BlackRock and each of BlackRock Ltd., BlackRock North Asia, and BlackRock Singapore for a one-year period ending June 30, 2020.

73

the Portfolios. The Board also reviewed the personnel responsible for providing advisory services to the Portfolios and other key personnel of SunAmerica, in addition to current and projected staffing levels and compensation practices. The Board concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Portfolios and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2019, SunAmerica managed, advised and/or administered approximately $85.8 billion in assets. In addition, the Board considered SunAmerica’s code of ethics and its commitment to compliance generally and with respect to its management and administration of the Portfolios. The Board also considered SunAmerica’s risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectuses. The Board also reviewed SunAmerica’s compliance and regulatory history, and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica in effectively serving as the investment adviser to the Portfolios.

The Board also considered the nature, extent and quality of services provided by each Subadviser to the applicable Portfolios. The Board observed that the Subadvisers are responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Portfolio that each Subadviser manages, subject to the oversight and review of SunAmerica. The Board reviewed each Subadviser’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Portfolios, and other key personnel of each Subadviser, in addition to current and projected staffing levels and compensation practices, and concluded, based on their experience with the Subadvisers, that each Subadviser: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the applicable Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered each Subadviser’s code of ethics and risk management processes. The Board further observed that each Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectuses. The Board also reviewed each Subadviser’s compliance and regulatory history, and noted that there were no material legal, regulatory or compliance issues that would potentially impact the Subadvisers in effectively serving as subadvisers to the Portfolios. The Board concluded that the nature and extent of services provided by each Subadviser under the respective Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

Investment Performance.     The Board, including the Independent Trustees, also considered the investment performance of SunAmerica and the Subadvisers with respect to the Portfolios. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolios as compared to each Portfolio’s peer group (“Peer Group”) and/or peer universe (“Peer Universe”) as independently determined by Broadridge and to an appropriate index or combination of indices, including the Portfolios’ benchmarks. The Board was provided with a description of the methodology used by Broadridge to select the funds in the Peer Groups and Peer Universes.

The Board noted that performance information was for the periods ended March 31, 2019. The Board also noted that it regularly reviews the performance of the Portfolios throughout the year. The Board further noted that, while it monitors performance of the Portfolios closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

Asset Allocation Portfolio.    The Board considered that the Portfolio’s performance was equal to the median of its Peer Group for the one-year period, above the median for the three-year period, and below the median for the five-year period. The Board further noted that the Portfolio’s performance was above the median of its Peer Universe for the one-, three- and five-year periods. The Board further noted that the Portfolio outperformed its Broadridge Index for the one- and five-year periods and underperformed its Broadridge Index for the three-year period. The Board concluded that the Portfolio’s performance was satisfactory in view of all the factors considered.

Capital Appreciation Portfolio.    The Board considered that the Portfolio’s performance was above the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board further noted that the Portfolio outperformed its Broadridge Index for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

Government and Quality Bond Portfolio.    The Board considered that the Portfolio’s performance was above the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board further noted that the Portfolio outperformed its Broadridge Index for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

Strategic Multi-Asset Portfolio.    The Board considered that the Portfolio’s performance was below the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board further noted that the Portfolio underperformed its Broadridge

74

Index for the one-, three- and five-year periods. The Board noted management’s discussion of the Portfolio’s performance, including the impact of market conditions on the Portfolio’s performance, and concluded that the Portfolio’s performance is being appropriately monitored.

BlackRock Multi-Asset Income Portfolio.    The Board considered that the Portfolio’s performance was above the medians of its Peer Group and Peer Universe for the one-year period and was below the medians of its Peer Group and Peer Universe for the three-year period. The Board also considered that the Portfolio outperformed its Broadridge Index for the one-year period and underperformed its Broadridge Index for the three-year period.. The Board noted management’s discussion of the Portfolio’s performance and that effective January 12, 2015, the Portfolio changed its name and certain principal investment strategies and techniques, and BlackRock was appointed as the subadviser to the Portfolio. The Board noted the Portfolio’s more recent improved performance and concluded that the Portfolio’s performance was satisfactory.

While the Board noted its concern with respect to the performance of certain of the Portfolios, it also considered that appropriate resources were being dedicated to address these performance concerns. The Board further noted that it would continue to evaluate each such Portfolio’s overall performance.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by SunAmerica, the Subadvisers and their Affiliates from the Relationship with the Portfolios.    The Board, including the Independent Trustees, received and reviewed information regarding the fees paid by the Portfolios to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, the Subadvisers or their affiliates in connection with providing such services to the Portfolios.

To assist in analyzing the reasonableness of the management fee for each of the Portfolios, the Board received reports independently prepared by Broadridge. The reports showed comparative fee information for each Portfolio’s Peer Group and/or Peer Universe, as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Portfolio to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Portfolios’ total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to the BlackRock Multi-Asset Income Portfolio and Strategic Multi-Asset Portfolio. The Board also considered the various expense components of the Portfolios and compared each Portfolio’s net expense ratio (taking into account any contractual fee caps and waivers) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Portfolios. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Portfolios, as applicable. The Board noted that the mutual funds identified as similar to the Portfolios are sold only in the variable annuity market and, accordingly, are in different Broadridge classifications, with peer groups consisting of funds underlying variable insurance products. The Board noted that the management fees paid by the Portfolios were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report prepared independently by Broadridge. The report showed comparative fee information for the Portfolios’ Peer Groups and/or Peer Universes that the Trustees used as a guide to help assess the reasonableness of the subadvisory fees. The Trustees noted that Peer Group information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Portfolios, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.

The Board also considered advisory fees received by the Subadvisers with respect other mutual funds and accounts with similar investment strategies to the Portfolio or Portfolios for which they serve as adviser or subadviser, as applicable. The Board noted in particular that certain of the similar accounts identified by Wellington were institutional separate accounts, and Wellington highlighted certain differences between these separate accounts and the applicable Portfolios, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Portfolios. The Board also recognized that, with respect to the Asset Allocation Portfolio, the similar account identified by PGI utilizes a fund of funds structure, which increases overall expenses due to additional fees in the underlying funds held and that these material differences make performance and fee comparisons with the Portfolio less meaningful. The Board then noted that the subadvisory fees paid by SunAmerica to the Subadvisers were reasonable as compared to fees the Subadvisers receive for other such investment companies or clients for which they serve as adviser or subadviser.

75

Asset Allocation Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were equal to the median of its Peer Group and above the median of its Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Capital Appreciation Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Government and Quality Bond Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Strategic Multi-Asset Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and that SunAmerica has agreed to waive certain fees and cap the Portfolio’s total expenses. The Board further noted management’s discussion regarding the Portfolio’s expenses.

BlackRock Multi-Asset Income Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were below the medians of its Peer Group and Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and that SunAmerica has agreed to waive certain fees and cap the Portfolio’s total expenses. The Board further noted management’s discussion regarding the Portfolio’s expenses.

Profitability.    The Board also considered SunAmerica’s profitability and the benefits SunAmerica and its affiliates received from their relationship with the Portfolios. The Board received and reviewed financial statements relating to SunAmerica’s financial condition and profitability with respect to the services it provided the Portfolios and considered how profit margins could affect SunAmerica’s ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenue earned and the expenses incurred by SunAmerica, and its affiliates that provide services to the Portfolios on a Portfolio-by-Portfolio basis, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge. In particular, the Board considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees it retained after payment to the Subadvisers, and considered the profitability of SunAmerica’s affiliates under the Rule 12b-1 Plans. The Board also considered that the Trust pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants. Additionally, the Board considered whether SunAmerica, the Subadvisers and their affiliates received any indirect benefits from the relationship with the Portfolios. Specifically, the Board observed that, SunAmerica and affiliated insurance companies have entered into arrangements, including arrangements relating to services provided by the insurance companies with respect to certain funds that are available as investment options in annuity products (including the Portfolios). The Board further observed that in calculating their corporate income tax liability as insurance companies, certain affiliated life insurance companies receive a tax benefit with respect to dividends paid by the Portfolios. In addition, it was noted that such affiliated life insurance companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. The Board also noted that certain affiliated life insurance companies also receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including payments to help offset costs for education and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives and that such payments may be derived from investment management fees received by SunAmerica or Subadvisers. In addition, the Board considered that, since shares are offered as investment options through variable annuity contracts and variable life insurance policies (“Variable Contracts”), the investment goals and strategies of the Portfolios, and performance of such Portfolios, may positively or negatively impact an affiliated life insurance company’s ability to hedge, as well as the hedging costs associated with guarantees that an affiliated life insurance company may provide as the issuer of the Variable Contracts.

The Board further considered whether there were any collateral or “fall-out” benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Portfolios. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed the Subadvisers’ financial statements and/or other information and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and the Subadvisers had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Portfolios with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

76

Economies of Scale.    The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolios. The Board considered that as a result of being part of the AIG fund complex, the Portfolios share common resources and may share certain expenses, and if the size of the complex increases, each Portfolio could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also took into account that the management fee arrangements included breakpoints that will adjust the fee downward as the size of Portfolios increase, thereby allowing the shareholders to participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of Class 1 and Class 3 shares of the BlackRock Multi-Asset Income Portfolio and Strategic Multi-Asset Portfolio at certain levels. The Board observed that those expense caps benefited shareholders by limiting total fees even in the absence of breakpoints. The Board concluded that the Portfolios’ management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreements included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers’ management of the Portfolios because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement and concluded that the management fee structure, including the amount of management fees retained by SunAmerica, was reasonable in light of the factors described above.

Other Factors.    In consideration of the Agreements, the Board also received information regarding SunAmerica’s and the Subadvisers’ brokerage and soft dollar practices. The Board considered that the Subadvisers are responsible for decisions to buy and sell securities for the Portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SunAmerica and from an independent third party which include information on brokerage commissions and execution throughout the year. The Board also considered the benefits SunAmerica and the Subadvisers derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or the Subadvisers in return for allocating brokerage.

Conclusion.    After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2020. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Portfolios and the Portfolios’ shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Trustee may have attributed different weights to different factors. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.

77

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings for its first and third fiscal quarters with the U.S. Securities and Exchange Commission on Form N-PORT. The Trusts’ Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

78

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112SAR.16 (8/19)

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal-half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 6, 2019

By:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date: September 6, 2019